AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION          FILE NO. 2-73768
ON AUGUST 28, 1998                                            FILE NO. 811-3186
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                                    Pre-Effective Amendment No.           [   ]
                                                                 ----
                                    Post-Effective Amendment No.  23      [ X ]
                                                                 ----

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
                                    Amendment No.  24                     [ X ]
                                                  ----

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
               (Exact Name of Registrant as Specified on Charter)

                                  808 IAA Drive
                           Bloomington, Illinois 61702
                           ---------------------------
                    (Address of Principal Executive Offices)

                                 (309) 557-3092
                                 --------------
                         (Registrant's Telephone Number)

                                IAA TRUST COMPANY
                                  808 IAA Drive
                           Bloomington, Illinois 61702
                           ---------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

               [   ]       immediately upon filing pursuant to paragraph (b);

               [   ]       on _________ (date) pursuant to paragraph (b);

               [   ]       60 days after filing pursuant to paragraph (a)(1);

               [ X ]       on October 28, 1998 pursuant to paragraph (a)(1);
                              ----------------

               [   ]       75 days after filing pursuant to paragraph (a)(2); or

               [   ]       on  ___________ pursuant to paragraph (a)(2)of Rule
                           485.

If appropriate, check the following box:

               [   ]       this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and the Rule 24f-2 notice for Registrant's most recent fiscal year will be filed on or before September 28, 1998.

                               Explanatory Note


This post-effective amendment on Form N-1A is being filed to update information in the registration statement in order to be in compliance with revised Form N-1A requirements and plain english prospectus disclosure requirements.

[Back cover]
ADDITIONAL INFORMATION
ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS:
These reports include financial statements and a complete listing of the portfolio of investments for each fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI contains more detailed information on all aspects of the funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

FPS Broker Services, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
(800) 245-2100

or contact
IAA Trust Company
(309) 557-3222

You may visit the Securities and Exchange Commission's Internet website to view reports and other information about the funds.

In addition, this information may be obtained in person at the SEC's Public Reference Room in Washington, DC (telephone 800-SEC-0330) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009

SEC file #811-1338, #811-2839, #811-2840,
and #811-3186

[Front Cover]

                                   PROSPECTUS
                                __________, 1998



                              [INSERT PICTURE/LOGO]






                             IAA Trust Growth Fund
                        IAA Trust Asset Allocation Fund
                         IAA Trust Tax Exempt Bond Fund
                          IAA Trust Money Market Fund
                   IAA Trust Short-Term Government Bond Fund
                         IAA Trust Long-Term Bond Fund




                             IAA Trust Mutual Funds
                                  808 IAA Drive
                              Bloomington, IL 61702



The securities described in this prospectus have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has also not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

         FUND INFORMATION                                                      3
         -----------------------------------------------------------------------

         Concise fund-by-fund descriptions are provided on the following pages. Each description provides the specific fund goals, strategies, risks, suitability and performance. Before investing, make sure that the fund's goal matches your own. The funds cannot be certain that they will achieve their goals. Please keep this prospectus with your investment records.

         A DESCRIPTION OF EACH FUND
         -----------------------------------------------------------------------

         Goals, Strategies, Risks,
              Suitability and Performance

                  Growth Fund                                                  3
                  Asset Allocation Fund                                        6
                  Tax Exempt Bond Fund                                         8
                  Money Market Fund                                           10
                  Short-Term Government Bond Fund                             13
                  Long-Term Bond Fund                                         15

         FEES AND EXPENSES OF THE FUNDS
         -----------------------------------------------------------------------

                  Shareholder Fees                                            17
                  Annual Fund Operating Expenses                              17
                  Example                                                     18

         MANAGEMENT OF THE FUNDS                                              18
         -----------------------------------------------------------------------

         The IAA Trust Company, chartered in 1970, is a wholly-owned affiliate of the Illinois Agricultural Association, a membership organization over a quarter million strong. Providing a full range of investment products and services to a broad customer base is a major strength of IAA Trust Company. This comprehensive approach provides customers with more service and better service as well. With an understanding of each customer's trust and investment needs, IAA Trust Company tailors a program that effectively, efficiently and profitably addresses those needs.


         DISTRIBUTION ARRANGEMENTS                                            18
         -----------------------------------------------------------------------

         YOUR INVESTMENT                                                      18
         -----------------------------------------------------------------------

                  Buying Shares                                               18
                  Selling Shares                                              20
                  Transaction Policies                                        21

         DISTRIBUTIONS AND TAXES                                              22
         -----------------------------------------------------------------------

         OTHER SECURITIES AND RISKS                                           23
         -----------------------------------------------------------------------

         FINANCIAL HIGHLIGHTS                                                 24
         -----------------------------------------------------------------------

                                                                     GROWTH FUND
         -----------------------------------------------------------------------
                                  Registrant's Name: IAA Trust Growth Fund, Inc.

[GRAPHIC]                  INVESTMENT GOAL
                                    Growth of capital. Dividend income, if any, will be incidental to this goal.

[GRAPHIC]                  PRINCIPAL STRATEGY
                                    To pursue its goal, the fund invests
                                    principally in common stocks and other
                                    equity securities of well-established,
                                    large-capitalization companies that have long-term growth potential. In selecting stocks, the portfolio managers search for stocks that are the best values and growth stocks that are currently out of favor. This means that the portfolio managers believe that the stocks are reasonably priced and have above-average growth potential. Current income is not a significant factor in stock selection. The portfolio managers seek to manage risk by diversifying investments among different industries. The fund may invest up to 10% of its assets in the securities of foreign issuers.

                                    To a lesser extent, the fund may also invest in investment grade bonds and preferred stocks when the portfolio managers believe it would be prudent. The fund may adjust the makeup of its portfolio as market conditions and economic outlooks change.

                                    When investing in fixed income securities, the fund will invest in those securities which are rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in unrated equivalents.

[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet]  stock market risk, or the risk
                                              that the price of securities held
                                              by the fund will rise or fall due
                                              to various conditions or
                                              circumstances which may be
                                              unpredictable

                                    [bullet]  the value of your investment
                                              will fluctuate in response to
                                              stock market movements

                                    [bullet]  there is the risk of losing your
                                              money (investment)

                                    [bullet]  the success of the fund's
                                              investments depends on the
                                              portfolio managers' skill in
                                              assessing the potential of the
                                              stocks they buy

[GRAPHIC]                  SUITABILITY
                                    The Fund may be a suitable investment for you if you:

                                    [bullet]  have a long-term investment
                                              horizon

                                    [bullet]  can accept the risks of investing
                                              in a portfolio of common stocks

                                    [bullet]  desire a fund that uses a
                                              growth-oriented strategy

                                    [bullet]  can tolerate performance which
                                              varies from year to year

                                    [bullet]  are investing for retirement or
                                              other future goals
--------------------------------------------------------------------------------
What is the S&P 500?
The S&P 500 is a major stock market index (or "benchmark") comprised of 500 companies representing a broad range of industries. Standard & Poor's, a division of the McGraw-Hill Companies, Inc., created the index. Companies included in the S&P 500 are large, industry leaders and are financially and operationally stable. Their stocks tend to trade frequently and are easy to buy and sell. The S&P 500 is constructed using market weights to provide a broad indicator of stock price movements. Changes in the makeup of the S&P 500 are not made very often. Companies are removed from the index if they no longer meet certain standards.
--------------------------------------------------------------------------------

                                                                     GROWTH FUND
         -----------------------------------------------------------------------
                                  Registrant's Name: IAA Trust Growth Fund, Inc.



                                    The fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE:

                                    The following chart and performance table show how the fund's performance varies from year to year. The bar chart shows calendar year annual returns for the last ten years of the fund. The performance table shows average annual returns for one year, five years and ten years compared with those of the Standard & Poor's 500 Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

[BAR CHART APPEARS HERE - DATA BELOW]
                                   YEAR              ANNUAL RETURNS
                                   ----              --------------
                                   1988                  +13.75%
                                   1989                  +26.15%
                                   1990                   -4.09%
                                   1991                  +27.85%
                                   1992                   +2.13%
                                   1993                   +6.34%
                                   1994                   +0.28%
                                   1995                  +31.07%
                                   1996                  +22.01%
                                   1997                  +19.71%

                                    * During the ten years ending December 31, 1997, the highest return for a quarter was +15.79% for the quarter ended June 30, 1997 and the lowest return for a quarter was -12.51% for the quarter ended September 30, 1990. The year to date total return as of June 30, 1998 was +7.97%.

                                    PERFORMANCE TABLE - AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997

                                                              1 YEAR          5 YEARS        10 YEARS
                                                              ------          -------        --------

                                    Growth Fund               19.71%            15.34%         13.88%
                                    S&P 500 Index             33.35%            20.25%         18.02%

          Note: Fund returns are net of all fees and transaction costs.

[GRAPHIC]                  PORTFOLIO MANAGERS

                                    The fund is managed by a committee of
                                    portfolio managers led by Bruce Finks. Mr.
                                    Finks was the fund's primary portfolio
                                    manager from 1994 to 1996 and became head of the committee in 1998. Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. Mr. Finks joined the adviser in 1992 as an Equity Investment Officer and is currently the Director of Investments for the adviser. Other members of the committee include Michael E. Marks and John Jacobs (both portfolio managers for other funds), as well as Bernard R. Dorneden and Derek Vogler. Mr. Dorneden received his B.S. in business administration from Northern Illinois University in 1966, his M.B.A. from Bradley University in

                                                                     GROWTH FUND
         -----------------------------------------------------------------------
                                  Registrant's Name: IAA Trust Growth Fund, Inc.


                                    1970 and his Chartered Financial Analyst designation in 1980. Mr. Dorneden joined the adviser in 1966 and his current position is Vice President - Equities. Mr. Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993 and his M.B.A. in 1995. Mr. Vogler joined the adviser in 1995 and his current position is Investment Analyst.

                                                           ASSET ALLOCATION FUND
         -----------------------------------------------------------------------
                        Registrant's Name: IAA Trust Asset Allocation Fund, Inc.

[GRAPHIC]                  INVESTMENT GOAL
                                    Growth of capital and current income.

[GRAPHIC]                  PRINCIPAL STRATEGY
                                    To pursue its goal, the fund combines the benefits of investing in a mix of stocks and bonds. Stocks include common stocks, preferred stocks and convertible preferred stocks of companies. Bonds include convertible bonds, short-term interest bearing obligations, U.S. government securities, corporate bonds and mortgage-backed and asset-backed securities. The fund's mix of stocks and bonds varies in response to market conditions and investment outlooks.

                                    The fund will invest in non-convertible
                                    corporate debt securities and commercial paper such as bonds, notes and debentures which are rated in the top two grades by independent ratings agencies or in unrated equivalents. The fixed income securities held by the fund will be within the four highest grades assigned by independent ratings agencies or in unrated equivalents.

                                    In order to manage risk, the fund will be invested in securities representing a number of different industries. The fund may invest up to 5% of its assets in securities of foreign issuers.

[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet] stock market risk, or the risk that
                                             the price of a security will rise
                                             or fall due to various conditions
                                             or circumstances which may be
                                             unpredictable

                                    [bullet] the value of your investment will
                                             fluctuate in response to stock and
                                             bond market movements

                                    [bullet] the fund's net asset value will
                                             fluctuate

                                    [bullet] the possibility that bond issuers
                                             may not make promised interest and
                                             principal payments on time or in
                                             full

                                    [bullet] interest rates may rise causing
                                             bond prices to decline in value

[GRAPHIC]                  SUITABILITY
                                    The Fund may be a suitable investment for you if you:

                                    [bullet] desire a conservative investment
                                             that focuses on both growth and
                                             income

                                    [bullet] are investing for retirement or
                                             other long-term goals

                                    [bullet] can tolerate performance which
                                             varies from year to year

                                    The fund may not be suitable for you if you
                                    have a shorter-term investment horizon, are
                                    investing emergency reserve money, are
                                    seeking regular income, or find it difficult
                                    to deal with an investment that may go up
                                    and down in value.
--------------------------------------------------------------------------------
What is capital?

In your situation, capital refers to the amount of money that you invest in a fund. If you choose to have your dividends and other distributions reinvested in additional shares of a fund, the amount of the dividends or other distributions will be added to your initial investment to increase the amount of your capital. If the price of the fund's net asset value increases because of increases in the value of the securities in the fund, your capital will also increase. Conversely, if the value of the fund's investments go down and the price of the fund's shares decreases, you may lose some of your capital.
--------------------------------------------------------------------------------

                                                           ASSET ALLOCATION FUND
         -----------------------------------------------------------------------
                        Registrant's Name: IAA Trust Asset Allocation Fund, Inc.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE:
                                    The following chart and performance table show how the fund's performance varies from year to year. The bar chart shows calendar year annual returns for the last ten years of the fund. The performance table shows average annual returns for one year, five years and ten years compared with those of the Lipper-Flexible Funds Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

[BAR CHART APPEARS HERE - DATA BELOW]

                                   YEAR              ANNUAL RETURNS
                                   ----              --------------
                                   1988                      +7.42%
                                   1989                     +13.46%
                                   1990                      +7.86%
                                   1991                     +12.98%
                                   1992                      +6.14%
                                   1993                      +9.03%
                                   1994                      -1.01%
                                   1995                     +25.34%
                                   1996                     +12.96%
                                   1997                     +17.94%

                                    * During the ten years ending December 31, 1997, the highest return for a quarter was +11.09% for the quarter ended June 30, 1997 and the lowest return for a quarter was -1.69% for the quarter ended March 29, 1994. The year to date total return as of June 30, 1998 was +5.30%. The calendar year annual returns for the years ended 1988 through 1992 reflect the operation of the fund with an investment objective of income. The fund's performance for the calendar years ended 1993 to present reflect the current investment objective of the fund.


                                    PERFORMANCE TABLE - AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997

                                                                         1 YEAR       5 YEARS      10 YEARS
                                                                         ------       -------      --------

                                    Asset Allocation Fund                17.94%        12.50%       11.01%
                                    Lipper-Flexible Funds Index          18.69%        13.28%       12.45%

[GRAPHIC]                  PORTFOLIO MANAGER

                                    This fund is jointly managed by portfolio managers John Jacobs and Michael E. Marks. Mr. Jacobs earned a B.S. in business and finance from Illinois Wesleyan University in Bloomington. He is also a Chartered Financial Analyst and has served as a member of the adviser's investment committee. Prior to joining the adviser in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the fund since December of 1978. Mr. Jacobs is also the portfolio manager for both the Short-Term Government Bond Fund and the Long-Term Bond Fund (since January,
                                    1997). Michael E. Marks has been managing the equity portion of this fund since June 1, 1994. Mr. Marks is a Chartered Financial Analyst. He joined the adviser after receiving his M.B.A. from Indiana University in 1993. He received his B.S. in business administration from Washington University (St. Louis). Mr. Marks also manages numerous trust, pension and investment management accounts for the adviser and is a member of the committee of portfolio managers which manages the Growth Fund. He is responsible for equity research in financial services, healthcare and basic materials.

                                                            TAX EXEMPT BOND FUND
         -----------------------------------------------------------------------
                         Registrant's Name: IAA Trust Tax Exempt Bond Fund, Inc.

[GRAPHIC]                  INVESTMENT GOAL

                                    Highest level of current interest income exempt from Federal income taxes.

[GRAPHIC]                  PRINCIPAL STRATEGY

                                    To pursue its goal, the fund invests at
                                    least 80% of its assets in municipal bonds.
                                    Municipal bonds are generally exempt from Federal income taxes. The municipal bonds purchased by the fund are investment grade. The portfolio manager may buy unrated municipal bonds if the adviser judges them to be investment grade. The fund may invest up to 20% of net assets in unrated bonds, taxable investments or investments subject to the alternative minimum tax. To reduce risk, the portfolio manager diversifies the investment portfolio geographically and across different industry sectors. The remainder of the portfolio will consist of temporary investments and cash.

                                    The fund will purchase municipal bonds which are rated at the time of purchase within the four highest grades assigned by independent rating agencies or in unrated equivalents.

[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet] interest rate risk, or the risk
                                             that changes in market interest
                                             rates will affect the value of the
                                             fund's investments

                                    [bullet] tax law risk, or the risk that
                                             changes in tax laws could affect
                                             the prices of municipal securities
                                             in an unfavorable way

                                    [bullet] credit risk, or the risk that
                                             issuers' credit ratings may be
                                             lowered or may not make interest
                                             and principal payments on time or
                                             in full

                                    [bullet] call risk, or the risk that a bond
                                             might be called or forcibly
                                             redeemed during a period of
                                             declining interest rates

                                    [bullet] there is the risk of losing your
                                             money (investment)
[GRAPHIC]                  SUITABILITY

                                    The Fund may be a suitable investment for you if you seek to:

                                    [bullet] earn regular monthly dividends
                                             exempt from Federal income tax

                                    [bullet] preserve investment capital over
                                             time

                                    [bullet] reduce taxes on investment income

                                    [bullet] invest in a fund which complements
                                             a more aggressive investment
                                             approach

                                    You should not consider this fund for your IRA or 401(k) plan, or if you wish a growth investment strategy or you do not pay U.S. income taxes.

--------------------------------------------------------------------------------
What are municipal securities?

They are debt obligations of states, cities, towns, and other political subdivisions, agencies or public authorities that pay interest exempt from federal income tax. These securities are often issued to raise money for public services and projects such as schools, hospitals and public transportation systems. Municipal securities may be bonds, notes and commercial paper, may have a fixed or floating rate of interest, or be issued as zero coupon bonds.
--------------------------------------------------------------------------------

                                                            TAX EXEMPT BOND FUND
         -----------------------------------------------------------------------
                         Registrant's Name: IAA Trust Tax Exempt Bond Fund, Inc.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE
                                    The following chart and performance table show how the fund's performance varies from year to year. The bar chart shows the fund's calendar year annual returns for the last ten years of the fund. The performance table shows average annual returns for one year, five years and ten years compared with those of the Lehman Brothers Municipal Bond Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

[BAR CHART APPEARS HERE]

                                   YEAR              ANNUAL RETURNS
                                   ----              --------------
                                   1988                      +10.05%
                                   1989                       +8.14%
                                   1990                       +6.70%
                                   1991                      +10.06%
                                   1992                       +7.78%
                                   1993                       +8.84%
                                   1994                       -6.10%
                                   1995                      +15.87%
                                   1996                       +2.96%
                                   1997                       +8.98%

                                    * During the ten years ending December 31, 1997, the highest return for a quarter was +6.58% for the quarter ended March 31, 1995 and the lowest return for a quarter was -6.03% for the quarter ended March 31, 1994. The year to date total return as of June 30, 1998 was +2.05%.

                                    PERFORMANCE TABLE - AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997

                                                                            1 YEAR    5 YEARS     10 YEARS
                                                                            ------    -------     --------

                                    Tax Exempt Bond Fund*                   8.98%      5.85%       7.19%
                                    Lehman Brothers Municipal
                                    Bond Index*                             9.19%      7.36%       8.58%

                                    * The taxable equivalent yield for the fund for the 30-days ending December 31, 1997 was 6.51%. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment grade municipal bonds and does not reflect sales charges, commissions or expenses.

[GRAPHIC]                  PORTFOLIO MANAGER

                                    Mary S. Guinane is the portfolio manager for this fund. Ms. Guinane earned an M.B.A. from Illinois State University and a B.A. in psychology and sociology from St. Ambrose College. Ms. Guinane has been with the adviser since 1981 and has managed this fund since October 1, 1986.

                                                               MONEY MARKET FUND
         -----------------------------------------------------------------------
             Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc.

[GRAPHIC]                  INVESTMENT GOAL
                                    Maximum current income, a stable net asset value of $1.00 per share and daily liquidity.

[GRAPHIC]                  PRINCIPAL STRATEGY
                                    To pursue its goal, the fund invests in a portfolio of high-quality, money market securities maturing in one year or less. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The securities in which the fund invests include:

                                    [bullet] investments issued by U.S. banks,
                                             such as certificates of deposit or
                                             bankers acceptances and repurchase
                                             agreements

                                    [bullet] investments issued by the U.S.
                                             Government, its agencies and
                                             instrumentalities, such as notes
                                             and bonds

                                    [bullet] investments issued by corporations,
                                             such as high-quality debt
                                             securities (bonds, notes and
                                             debentures)

                                    [bullet] commercial paper rated in the top
                                             tier by two independent rating
                                             agencies, issued by foreign and
                                             domestic corporations, banks and
                                             government entities

                                    The fund may invest up to 5% of its assets in unrated securities which the investment adviser has determined are of high-quality and present minimal credit risks. The fund may also invest in U.S. dollar denominated securities of foreign issuers. The fund will not invest more than 5% of its assets in second tier securities.

[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet] risk that the value of the
                                             securities the fund holds will rise
                                             or fall as a result of changes in
                                             interest rates, an issuer's actual
                                             or perceived creditworthiness or an
                                             issuer's ability to meet its
                                             obligations

                                    [bullet] the value of your investment will
                                             fluctuate in response to stock
                                             market movements.

                                    [bullet] your investment is not insured or
                                             guaranteed by the Federal Deposit
                                             Insurance Corporation or any other
                                             government agency

                                    [bullet] credit risk or the risk that
                                             issuers may not make interest and
                                             principal payments on time or in
                                             full

                                    [bullet] the rate of income will vary from
                                             day to day so that the monthly
                                             dividends paid to your account will
                                             vary

                                    [bullet] there is the risk of losing your
                                             money (investment) even though the
                                             fund seeks to preserve the value of
                                             your investment at $1.00 per share

                                    [bullet] the risk that if interest rates
                                             rise the yield of the fund's
                                             investments will not match the rise
                                             in rates
--------------------------------------------------------------------------------
What is a money market fund?

A money market fund is designed for current income and invests in very liquid assets such as federal securities, certificates of deposit and commercial paper (very short-term bonds). An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that money market funds will be able to maintain a stable net asset value of $1.00 per share. Most money market funds offer checkwriting for easy liquidity.
--------------------------------------------------------------------------------
                                                                              10

                                                               MONEY MARKET FUND
         -----------------------------------------------------------------------
             Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc.

[GRAPHIC]                  SUITABILITY

                                    The fund may be a suitable investment for you if you seek to:

                                    [bullet] earn regular monthly dividends

                                    [bullet] preserve your initial investment

                                    [bullet] invest for a short period of time

                                    [bullet] invest emergency reserves

                                    You should not consider this fund if you want federal deposit insurance, your financial goals are at least several years away or you wish to have a growth investment strategy.

                                    An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE

                                    The following chart and performance table show how the fund's performance varies from year to year. The bar chart shows calendar year annual returns for the last ten years of the fund. The performance table shows average annual returns for one year, five years and ten years compared with those of the Salomon Brothers 3 month Treasury Bill Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

[BAR CHART APPEARS HERE]

                                   Year              Annual Returns
                                   ----              --------------
                                   1988                     +6.43%
                                   1989                     +8.36%
                                   1990                     +6.40%
                                   1991                     +4.95%
                                   1992                     +2.38%
                                   1993                     +2.71%
                                   1994                     +3.75%
                                   1995                     +5.13%
                                   1996                     +4.59%
                                   1997                     +4.81%

                                    * During the ten years ending December 31, 1997, the highest return for a quarter was +2.22% for the quarter ended June 30, 1989 and the lowest return for a quarter was +0.45% for the quarter ended September 30, 1992. The year to date total return as of June 30, 1998 was +2.42%.


                                    PERFORMANCE TABLE - AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997

                                                                                   1 Year       5 Years     10 Years
                                                                                   ------       -------     --------

                                    Money Market Fund                               +4.81%       +4.20%      +5.03%
                                    Salomon Brothers 3 month Treasury Bill Index    +5.74%       +4.81%      +5.66%

                                                               MONEY MARKET FUND
         -----------------------------------------------------------------------
             Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc.

                                    YIELD
                                    The fund's 7-day yield for the period ending on June 30, 1998 was 4.88%. You may obtain the fund's current 7-day yield by calling
                                    (800) 245-2100.

[GRAPHIC]                  PORTFOLIO MANAGER

                                    Robert L. Sammer is the portfolio manager for the fund. Mr. Sammer received his Bachelor of Science degree in finance from Illinois State University in 1988 and earned his M.B.A. in 1996. After joining the adviser in 1991, he served as client services coordinator, corporate retirement and agency accounts coordinator and now as investment analyst. Mr. Sammer has been portfolio manager of the fund since 1994.

                         SHORT-TERM GOVERNMENT BOND FUND
         -----------------------------------------------------------------------
             Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc.

[GRAPHIC]                  INVESTMENT GOAL
                                    Maximum total return consistent with
                                    preservation of capital.

[GRAPHIC]                  PRINCIPAL STRATEGY
                                    To pursue its goal, the fund mainly invests in a portfolio of U.S. government and agency securities and maintains a dollar weighted average maturity of less than three years. Under normal conditions, the fund invests at least 65% of assets in short-term government securities including:

                                    [bullet] U.S. government securities such as
                                             bills, notes and bonds

                                    [bullet] securities issued or guaranteed by
                                             U.S. Government agencies such as
                                             the Federal National Mortgage
                                             Association (Fannie Mae) and the
                                             Government National Mortgage
                                             Association (Ginnie Mae)

                                    The remaining 35% may be invested in cash, commercial paper and high-grade liquid debt securities. These securities include corporate debt instruments and privately issued mortgage-related and asset-backed securities within the three highest grades assigned by independent rating agencies or in unrated equivalents.

[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet] interest rate risk, or the risk
                                             that the value of the fund's
                                             investments varies inversely with
                                             changes in interest rates. A rise
                                             in interest rates causes a decline
                                             in the market value of debt
                                             securities (including U.S.
                                             government securities)

                                    [bullet] the U.S. Government does not
                                             guarantee the market value or the
                                             current yield of government
                                             securities

                                    [bullet] the U.S. Government does not
                                             guarantee the net asset value of
                                             the shares of the fund

                                    [bullet] a fall in the worldwide demand for
                                             U.S. government securities could
                                             lower the prices of these
                                             securities

                                    [bullet] to the extent that the fund invests
                                             in mortgage-backed securities, it
                                             may also be subject to extension
                                             and prepayment risks

                                    [bullet] the value of the fund's shares will
                                             fluctuate

                                    [bullet] there is the risk of losing your
                                             money (investment)


--------------------------------------------------------------------------------
What are U.S. government securities?

U.S. government obligations or securities are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. government or one of its agencies or instrumentalities. U.S. treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Other U.S. government obligations are backed by the right of the issuer to borrow from the U.S. treasury and others, only by the credit of the issuing agency or instrumentality. U. S. Government securities generally have less credit risk than other debt obligations.
--------------------------------------------------------------------------------

                         SHORT-TERM GOVERNMENT BOND FUND
         -----------------------------------------------------------------------
             Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc.

[GRAPHIC]                  SUITABILITY

                                    The Fund may be a suitable investment for you if you seek:

                                    [bullet] to earn higher yields than money
                                             market funds offer and are able to
                                             tolerate nominal fluctuations in
                                             the value of shares

                                    [bullet] a conservative investment for
                                             income

                                    [bullet] a bond fund that emphasizes highly
                                             creditworthy U.S. government
                                             securities

                                    You should not consider this fund if your primary investment objective is absolute principal stability or if you are seeking growth of capital.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE

                                    The fund's annualized total return since its inception, January 2, 1997, through December 31, 1997 is as follows:

                                                Year            Total Return
                                                ----            ------------

                                                1997                 5.70%

                                    * During the period ending December 31,
                                    1997, the highest return for a quarter was +1.85% for the quarter ended September 30, 1997 and the lowest return for a quarter was +1.55% for the quarter ended June 30, 1997. The year-to-date total return as of June 30, 1998 was +2.88%.

[GRAPHIC]                  PORTFOLIO MANAGER

                                    John Jacobs is the portfolio manager of the fund. See "Asset Allocation Fund" for Mr. Jacobs' biography.

                                                             LONG-TERM BOND FUND
            --------------------------------------------------------------------
              Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc

[GRAPHIC]                  INVESTMENT GOAL
                                    High level of current income consistent with preservation of capital and maintenance of liquidity.

[GRAPHIC]                  PRINCIPAL STRATEGY
                                    To pursue its goal, the fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than 10 years. Under normal conditions, the fund invests at least 80% of assets in the following:

                                    [bullet] debt obligations of corporations
                                             which are rated within the top
                                             three rating categories by
                                             independent rating agencies or in
                                             unrated equivalents.

                                    [bullet] securities issued by the U.S.
                                             government or its agencies or
                                             instrumentalities

                                    [bullet] securities of major U.S. banking
                                             institutions, obligations of
                                             international agencies and U.S.
                                             dollar denominated foreign debt
                                             securities

                                    At least 65% of the value of the fund's
                                    total assets will be invested in bonds (U.S.
                                    government, corporate and convertible
                                    issues). The fund may invest up to 20% of its net assets in corporate bonds which are rated below investment grade. On occasion, up to 20% of the fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The fund may invest up to 10% of its assets in securities of foreign issuers. The fund may also invest in zero coupon U.S. government securities.

                                    In managing its portfolio, the portfolio
                                    manager attempts to balance sensitivity to
                                    interest rate movements with the potential
                                    for yields. The fund invests in securities
                                    of longer-term maturities in order to obtain
                                    higher yields. Securities with longer
                                    maturities, however, tend to be more
                                    sensitive to interest rate changes.
--------------------------------------------------------------------------------
What is a bond?

A bond, which is also called a debt security, is a long-term promissory note. The issuer of the bond, which could be the U.S. government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan on a certain date. Bonds vary widely in maturity, security, and type of issuer, although most are sold in $1,000 denominations. Because bond performance can be influenced by different factors than those that drive the stock market, bonds may move in different cycles than stocks.
--------------------------------------------------------------------------------

                                                             LONG-TERM BOND FUND
         -----------------------------------------------------------------------
              Registrant's Name: IAA Trust Taxable Fixed Income Series Fund, Inc


[GRAPHIC]                  IMPORTANT RISKS
                                    There are risks involved with any
                                    investment, but the risks associated with an investment in the fund include:

                                    [bullet] risk that the value of the
                                             securities the fund holds will rise
                                             or fall as a result of changes in
                                             interest rates, an issuer's actual
                                             or perceived creditworthiness or an
                                             issuer's ability to meet its
                                             obligations

                                    [bullet] call risk or the risk that a bond
                                             might be called or forcibly
                                             redeemed during a period of
                                             declining interest rates

                                    [bullet] the longer the average maturity of
                                             the bonds in the fund, the more the
                                             fund's share price will fluctuate
                                             in response to interest rate
                                             changes

                                    [bullet] the fund could lose money if any
                                             bonds it owns are downgraded in
                                             credit rating or go into default

                                    [bullet] extension and prepayment risks to
                                             the extent that the fund invests in
                                             mortgage-backed securities

                                    [bullet] there is the risk of losing your
                                             money (investment)

                                    [bullet] foreign securities carry additional
                                             risks, including currency, natural
                                             event and political risks

[GRAPHIC]                  SUITABILITY
                                    The fund may be a suitable investment for you if you seek:

                                    [bullet] a relatively conservative
                                             investment for income

                                    [bullet] a bond fund that invests in both
                                             corporate and U.S. government
                                             securities

                                    [bullet] a fund to complement a portfolio of
                                             more aggressive investments

                                    You should not consider this fund if you are seeking high growth or maximum income or are investing emergency reserve money.

[GRAPHIC]                  BAR CHART AND PERFORMANCE TABLE

                                    The fund's annualized total return since its inception, January 2, 1997, through December 31, 1997 is as follows:

                                                       Year                 Total Return
                                                       ----                 ------------
                                                       1997                     8.62%

                                    * During the period ending December 31,
                                    1997, the highest return for a quarter was +3.27% for the quarter ended December 31, 1997 and the lowest return for a quarter was +2.68% for the quarter ended September 30, 1997. The year-to-date total return as of June 30, 1998 was +3.96%.

[GRAPHIC]                  PORTFOLIO MANAGER

                                    John Jacobs is the portfolio manager of the fund. See "Asset Allocation Fund" for Mr. Jacobs' biography.

                                                          IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------
FEES AND EXPENSES OF THE FUNDS

                  This section describes the fees and expenses that you may pay if you buy and hold shares of the funds. Shareholder fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges. Annual fund operating expenses are deducted from the fund's assets every year, so they are paid indirectly by all fund investors. The annual fund operating expenses in the table below do not reflect voluntary fee waivers and/or reimbursements from the adviser. The funds have no sales charge (load).

SHAREHOLDER FEES

                                   Maximum Sales Load Imposed on Purchases
                                   (as a percentage of offering price)...........None

                                   Maximum Deferred Sales Load (as a
                                   percentage of offering price).................None

                                   Maximum Sales Load on reinvested dividends
                                   (as a percentage of offering price)...........None

                                   Redemption Fees...............................None

                                   Exchange Fee..................................None

                                   Maximum Account Fee...........................None

ANNUAL FUND OPERATING EXPENSES
                                                                                        TOTAL ANNUAL FUND
                         MANAGEMENT FEES        DISTRIBUTION FEES     OTHER EXPENSES    OPERATING EXPENSES*
                         ---------------        -----------------     --------------    ------------------
Growth Fund                    0.75%                 0.02%                 0.25%                1.02%
Asset Allocation Fund          0.75%                 0.01%                 0.49%                1.25%
Tax Exempt Bond Fund           0.50%                 0.04%                 0.47%                1.01%
Money Market Fund              0.50%                 0.00%                 0.33%                0.83%
Short-Term Government
Bond Fund                      0.50%                 0.03%                 0.39%                0.92%
Long-Term Bond Fund            0.75%                 0.03%                 0.34%                1.12%

* Because some of the fund's expenses have been subsidized, actual total operating expenses for the fiscal year ended June 30, 1998 were 1.00% for the Growth Fund, 1.21% for the Asset Allocation Fund, 0.97% for the Tax Exempt Bond Fund, 0.81% for the Money Market Fund, 0.86% for the Short-Term Government Fund and 0.89% for the Long-Term Bond Fund. The funds expect the expense subsidy to continue through the current fiscal year, although there is no guarantee that it will do so. Distribution fees represent amounts incurred during the last fiscal year. The maximum amount under each fund's plan is 0.25% on an annual basis. The Money Market Fund does not have a distribution plan. IAA Trust Company serves as the funds' custodian, without compensation, after voluntary waivers. For the fiscal year ended June 30, 1998, IAA Trust Company waived $34,908, $6,290, $7,787, $9,200, $5,429, and $6,891, respectively, for custodian fees for the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Government Bond Fund and the Long-Term Bond Fund.


                                                          IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------


EXAMPLE

                  This example is designed so that you may compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that:

                  [bullet] you invest $10,000 for the time periods indicated;

                  [bullet] you redeem all of your shares at the end of the time periods;

                  [bullet] your investment has a hypothetical 5% return each year;

                  [bullet] all distributions are reinvested; and

                  [bullet] each fund's operating expenses remain the same.

                  Because actual return and expenses will be different, the example is for comparison purposes only. Each fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each fund would be:

                                          1 year          3 years        5 years        10 years

Growth Fund                               $104            $325           $563           $1,248
Asset Allocation Fund                     $127            $397           $686           $1,511
Tax Exempt Bond Fund                      $103            $322           $558           $1,236
Money Market Fund                         $ 85            $265           $460           $1,025
Short-Term Government Bond Fund           $ 94            $293           $509           $1,131
Long-Term Bond Fund                       $114            $356           $617           $1,363


MANAGEMENT OF THE FUNDS

                  IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 serves as the investment adviser to the funds and is responsible for the selection and on-going monitoring of the securities in each fund's investment portfolio and managing the funds' business affairs. The adviser was organized in 1970 and has no other investment company clients other than the funds.

DISTRIBUTION ARRANGEMENTS

                  You pay no sales charges to invest in the funds, either up-front or deferred. The funds (with the exception of the Money Market Fund) have adopted separate plans under rule 12b-1. These plans allow each fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount which each fund may pay for rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets. FPS Broker Services, Inc. serves as the distributor for the funds on a best efforts basis.

YOUR INVESTMENT -- BUYING SHARES

                  PURCHASE PRICE: You pay no sales charge to invest in any of the funds. Shares of all funds are sold at the net asset value per share (NAV) next determined after receipt of the order by First Data Investor Services Group. The NAV is calculated at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. eastern standard time. Each fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the funds' board of directors. The Money Market Fund is valued based on an amortized cost method of valuation according to procedures adopted under SEC regulations.

                                                          IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------

                  TIMING OF REQUESTS: All requests received by First Data Investor Services Group before 4:00 p.m. eastern standard time (12:00 noon for the Money Market Fund) will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. eastern standard time (12:00 noon for the Money Market Fund) will be executed the following day, at that day's closing share price. Shares will not be priced on days when the New York Stock Exchange is closed. The Money Market Fund reserves the right to calculate its NAV more frequently than once a day if deemed desirable.

                  STOCK EXCHANGE CLOSINGS: Shares of the funds will not be priced and are not available for purchase on the following days on which the New York Stock Exchange is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                  RETIREMENT PLANS: The adviser offers a variety of retirement plans including a prototype Defined Contribution Plan. This plan can invest in shares of all funds except the Tax Exempt Bond Fund. For further information, please call (800) 245-2100. You may also establish IRA accounts - Traditional IRAs, Spousal IRAs, Roth IRAs or Education IRAs. To request that an IRA application be sent to you, call (800) 422-8261. For individuals eligible to establish a Medical Savings Account, the adviser sponsors a prototype plan which has been approved by the IRS.

                  GENERAL INFORMATION: The funds reserve the right to reject any purchase order or suspend the offering of shares of the funds. All investments must be in U.S. dollars. The funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor. The funds will automatically redeem shares if a purchase check is returned for insufficient funds. The funds reserve the right to reject any third party check greater than $5,000 used for the purchase of shares. However, third party checks issued by IAA Trust Company, Illinois Agricultural Association, any of the Country Companies or any of their affiliates will be accepted regardless of their amount.



----------------------------------------------------------- ---------------------------------------------------------

                    TO OPEN AN ACCOUNT                                        TO ADD TO AN ACCOUNT
----------------------------------------------------------- ---------------------------------------------------------
BY MAIL                                                     BY MAIL
----------------------------------------------------------- ---------------------------------------------------------

Complete the application.                                   Fill out an investment slip from a previous
                                                            confirmation and write your account number on your
Mail the application and your check to:                     check. Mail the slip and your check to:

      FIRST DATA INVESTOR SERVICES GROUP                          FIRST DATA INVESTOR SERVICES GROUP
      3200 HORIZON DRIVE                                          P.O. BOX  412797
      P.O. BOX  61503                                             KANSAS CITY, MISSOURI  64141-2797
      KING OF PRUSSIA, PA  19406-0903
                                                            Please make check payable to the name of the fund you
Please make check payable to the name of the fund you       are investing in.
wish to invest in.

----------------------------------------------------------- ---------------------------------------------------------

Minimum initial investment for the funds:                   Minimum additional investments for the funds:

$1,000 FOR NON-RETIREMENT ACCOUNTS                          $   100 IF BY MAIL FOR ALL ACCOUNTS (RETIREMENT AND
$   100 FOR RETIREMENT ACCOUNTS INCLUDING IRAS AND          NON-RETIREMENT ACCOUNTS)
MEDICAL SAVINGS ACCOUNTS                                    $1,000 IF BY WIRE FOR ALL ACCOUNTS
----------------------------------------------------------- ---------------------------------------------------------

                                                                              19

                                                          IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------


                    TO OPEN AN ACCOUNT                                        TO ADD TO AN ACCOUNT
----------------------------------------------------------- ---------------------------------------------------------
BY WIRE                                                     BY WIRE
----------------------------------------------------------- ---------------------------------------------------------

To make a same-day wire investment, call (800) 245-2100     Call (800) 245-2100.  The wire must be received by 4:00
by 12:00 noon Eastern standard time.  An account number     p.m. eastern standard time for same day processing
will be assigned to you.                                    (12:00 noon eastern standard time for the Money Market
                                     Fund).
Call your bank with instructions to transmit funds to:
   -     UMB Bank, NA, ABA #10-10-00695                     Follow the instructions under TO OPEN AN ACCOUNT - By
   -     For:  First Data Investor Services Group           Wire.
   -     Account #98-7037-071-9
   -     The fund name                                      The minimum additional investment made by wire must be
   -     Name(s) of account registration                    for at least $1,000.

Your bank may charge a wire fee.

Mail your completed application to First Data Investor Services Group at the address above.

----------------------------------------------------------- ---------------------------------------------------------
BY AUTOMATIC INVESTMENT                                     BY AUTOMATIC INVESTMENT
----------------------------------------------------------- ---------------------------------------------------------

With an initial investment, indicate on your application    If you wish to add the AUTOMATIC INVESTMENT PLAN after
that you would like to participate in the AUTOMATIC         your account has initially been opened, call (800)
INVESTMENT PLAN.  Return your application with your         245-2100 to request the form.
initial investment.
                                                            Complete and return the form along with any other
Subsequent monthly investments will be drawn from your      required materials.
bank account and invested into the fund(s).
                                                            Subsequent investments will be drawn from your bank
                                                            account and invested into the fund(s).

----------------------------------------------------------- ---------------------------------------------------------
BY EXCHANGE                                                 BY EXCHANGE
----------------------------------------------------------- ---------------------------------------------------------

Call (800) 245-2100 to request an exchange of shares into   Call (800) 245-2100 to request an exchange of shares
another fund.                                               into another fund.

----------------------------------------------------------- ---------------------------------------------------------


SELLING SHARES

                  TIMING OF REQUESTS: All requests received in good order by First Data Investor Services Group before 4:00 p.m. eastern standard time will be executed the same day, at that day's closing price. Requests received after 4:00 p.m. will be executed the following day, at that day's closing share price. Accounts in the Money Market Fund will earn daily dividends up to the day before the date of redemption.

                  SELLING RECENTLY PURCHASED SHARES: You may sell shares before the check for those shares has been collected. This may take up to 15 business days after your purchase was recorded.

                                                          IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------


                  SIGNATURE GUARANTEES: The funds may require additional documentation, or signature guarantees on any redemptions in amounts over $25,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call (800) 245-2100 for information on obtaining a signature guarantee.


---------------------------------------------------------------------------------------------------------------------

                                                TO CLOSE AN ACCOUNT

----------------------------------------------------------- ---------------------------------------------------------
BY MAIL - ALL FUNDS                                         BY TELEPHONE - ALL FUNDS
----------------------------------------------------------- ---------------------------------------------------------

Write a letter of instruction that includes:                If you have previously authorized redemptions by
  -  The fund name, your account number, the name(s) in     telephone, call (800) 245-2100 before the close of
     which the account is registered and the dollar value   business on any business day.
     or number of shares you wish to sell.

  -  Include all signatures and any additional documents    Proceeds will normally be sent the next business day by
     that may be required.                                  first class mail, or if you prefer and pay the expense,
                                                            they may be wired to your account ($1,000 minimum).
  -  Mail your request to:
         FIRST DATA INVESTOR SERVICES GROUP
         P.O. BOX 61503                                     If you request a check, it will be sent to the address
         KING OF PRUSSIA, PA  19406-0903                    in which the account is registered.

  -  A check will be mailed to the name(s) and address
     in which the account is registered.                    Telephone redemptions are not available if a joint
                                                            owner is under age 14.

----------------------------------------------------------- ---------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN - ALL FUNDS                      BY CHECK - MONEY MARKET FUND ONLY
----------------------------------------------------------- ---------------------------------------------------------

Call us to request a form to add the SYSTEMATIC             When your account in the Money Market Fund is opened,
WITHDRAWAL PLAN, specifying the amount and frequency of     you will receive an initial supply of checks within 2
withdrawals you would like (monthly minimum is $25).        to 3 weeks if you choose so on the application.

Be sure to maintain an account balance of $5,000 or more.   The checks may be written in amounts from $100 minimum
                                                            to $100,000 maximum.
----------------------------------------------------------- ---------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------- ---------------------------------------------------------

Call (800) 245-2100 to request an exchange of shares into another IAA Trust
Mutual Fund.

----------------------------------------------------------- ---------------------------------------------------------

TRANSACTION POLICIES

                  EXECUTION OF REQUESTS: Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset value to be calculated after your request is accepted by First Data Investor Services Group.

                             IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------

                  CHECKWRITING TERMS: If you so request, the Money Market Fund will provide you with an initial supply of checks. These checks may be written in any amount not less than $100 nor more than $100,000. You continue to earn daily income dividends until your check has cleared.

                  TELEPHONE REQUESTS: For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, First Data Investor Services Group will take measures to verify the identity of the caller. If appropriate measures are taken, First Data Investor Services Group is not responsible for any losses that may occur to any account due to an unauthorized telephone call. At times of peak activity, it may be difficult to place requests by phone.

                  EXCHANGE PRIVILEGES: You may exchange shares for shares of other IAA Trust Mutual Funds without paying any fees or charges. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A fund may change or cancel exchange policies at any time, upon 60 days' notice to its shareholders. You may realize a capital gain or loss for federal income tax purposes when shares are exchanged.

                  ACCOUNTS WITH LOW BALANCES: If your account falls below $1,000, the fund may ask you to increase your balance. If it is still below $1,000 after 30 days, the fund may close your account and send you the proceeds.

                  INTEGRATED VOICE RESPONSE SYSTEM: You may obtain access to account information by calling (800) 245-2100. The System provides share price and price change for all the funds and gives account balances and history and allows sales or exchanges of shares.


DISTRIBUTIONS AND TAXES

                  DIVIDEND REINVESTMENT: You may have your distributions reinvested in the fund or mailed out by check. If you do not give the fund instructions, your distributions will automatically be reinvested in the particular fund. There are no fees or sales charges on reinvestments. You may not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan or any Retirement Plans.

                  TIMING OF DISTRIBUTIONS: The funds generally distribute dividends from their net investment income and net capital gains, if any. The Growth Fund typically pays income dividends semi-annually. The Asset Allocation Fund, Short-Term Government Bond Fund, Tax Exempt Bond Fund and the Long-Term Bond Fund typically pay monthly dividends. If you own shares of the Money Market Fund, the fund declares and distributes dividends on each day that its net asset value is determined. Dividends are then paid to you on a monthly basis.

                  TAXES: As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund in the past has done and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends are ordinary income and capital gains distributions and are taxed based on how long a fund held the assets. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. An exchange of shares of a fund for shares of another fund is a sale of fund shares for tax purposes.

                             IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------

                  TAX EXEMPT BOND FUND: The fund intends to pay federally tax-exempt interest dividends to its shareholders. You may be subject to state and local taxes on distributions of federally tax-exempt income from the fund. However, some distributions may also be taxed for federal income tax purposes. You will be notified regarding the designation of distributions. Information regarding the tax-exempt status of any distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution.

                  BACKUP WITHHOLDING: By law, the funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

                  ACCOUNT STATEMENTS: You will receive an account statement after every transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, semi-annually.


OTHER SECURITIES AND RISKS

                  Each of the funds portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the front of the prospectus. Below are brief descriptions of other securities and practices, along with their associated risks.

                  SECURITIES OF OTHER INVESTMENT COMPANIES: The funds may acquire securities of other investment companies (including unit investment trusts) on the open market if the fund would not own (1) more than 3% of the total outstanding voting stock of such investment company; (2) such investment represents more than 5% of the value of the fund's assets; or (3) such investment plus investments in all other investment companies represents more than 10% of the value of the fund's assets.

                  REPURCHASE AGREEMENTS: The funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the funds could lose money.

                  WHEN-ISSUED SECURITIES: The funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

                  BONDS: The value of any bonds held by a fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

                  COMMERCIAL PAPER: Commercial paper is unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

                  DEFENSIVE INVESTING: The funds may, from time to time, take temporary defensive positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a fund takes a temporary defensive position it may not achieve its investment objective.

                             IAA TRUST MUTUAL FUNDS
         -----------------------------------------------------------------------

                  FOREIGN SECURITIES: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

                  ZERO COUPONS: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

                  ASSET-BACKED SECURITIES: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

                  MORTGAGE-RELATED SECURITIES: These securities, which represent interests in pools of mortgages may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

                  YEAR 2000 COMPLIANCE: The funds could be adversely affected if the computer systems used by the funds and their service providers do not properly process and calculate date-related information after December 31, 1999. The year 2000 issue affects virtually all companies and organizations. While year 2000 related computer problems could have a negative effect on the funds, the adviser is working to avoid such problems and to obtain assurances form the funds' service providers that they are taking similar steps. Companies, organizations, governmental entities and markets in which the funds invest could be affected by the year 2000 issue, but at this time the funds cannot predict the degree of impact. To the extent the effect is negative, a fund's returns could be reduced.





FINANCIAL HIGHLIGHTS

                  The financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.


                                                                                            IAA TRUST
                                                                                         GROWTH FUND, INC.

                                                                                       YEARS ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            1998            1997            1996          1995          1994
                                                        -----------     -----------     ----------     ----------     ----------

Net asset value, beginning of year .................... $     22.51     $     18.88     $    17.23     $    15.16     $    17.55
                                                        -----------     -----------     ----------     ----------     ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income ................................        0.17            0.15           0.23           0.22           0.27
 Net gains or losses on securities (both
 realized and unrealized) .............................        2.19            4.81           3.23           3.45          (0.63)
                                                        -----------     -----------     ----------     ----------     ----------

   Total from investment operations ...................        2.36            4.96           3.46           3.67          (0.36)
                                                        -----------     -----------     ----------     ----------     ----------

 LESS DISTRIBUTIONS
 Dividends from net investment income .................       (0.15)          (0.20)         (0.25)         (0.17)         (0.22)
 Distributions from capital gains .....................       (1.68)          (1.13)         (1.56)         (1.43)         (1.81)
                                                        -----------     -----------     ----------     ----------     ----------

   Total distributions ................................       (1.83)          (1.33)         (1.81)         (1.60)         (2.03)
                                                        -----------     -----------     ----------     ----------     ----------

Net asset value, end of year .......................... $     23.04     $     22.51     $    18.88     $    17.23     $    15.16
                                                        ===========     ===========     ==========     ==========     ==========

TOTAL RETURN ..........................................       10.98%          28.54%         21.51%         26.68%         (2.42)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's) ................... $   160,315     $   140,786     $   84,800     $   70,577     $   59,448
 Ratio of expenses to average net assets:                                                                             .
    Before expense waiver .............................        1.02%            --             --             --             --
    After expense waiver ..............................        1.00%           1.16%          1.12%          1.14%          1.24%
 Ratio of net investment income to average net assets:
    Before expense waiver .............................        0.73%            --             --             --             --
    After expense waiver ..............................        0.75%           0.84%          1.30%          1.41%          1.03%
 Portfolio turnover ...................................       33.06%          30.74%         32.95%         31.84%         49.12%


                                                                                           IAA TRUST
                                                                                  ASSET ALLOCATION FUND, INC


                                                                                     YEARS ENDED JUNE 30,
                                                        ------------------------------------------------------------------------
                                                            1998            1997           1996           1995           1994
                                                        -----------     -----------     ----------     ----------     ----------

Net asset value, beginning of year .................... $     14.64     $     13.39     $    12.29     $    11.08     $    11.60
                                                        -----------     -----------     ----------     ----------     ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income ................................        0.39            0.35           0.37           0.36           0.34
 Net gains or losses on securities (both
 realized and unrealized) .............................        1.22            2.11           1.41           1.38          (0.25)
                                                        -----------     -----------     ----------     ----------     ----------

   Total from investment operations ...................        1.61            2.46           1.78           1.74           0.09
                                                        -----------     -----------     ----------     ----------     ----------

 LESS DISTRIBUTIONS
 Dividends from net investment income .................       (0.39)          (0.34)         (0.37)         (0.34)         (0.34)
 Distributions from capital gains .....................       (0.66)          (0.87)         (0.31)         (0.18)         (0.27)
 Distributions from return of capital .................          --              --             --          (0.01)            --
                                                        -----------     -----------     ----------     ----------     ----------

   Total distributions ................................       (1.05)          (1.21)         (0.68)         (0.53)         (0.61)
                                                        -----------     -----------     ----------     ----------     ----------

Net asset value, end of year .......................... $     15.20     $     14.64     $    13.39     $    12.29     $    11.08
                                                        ===========     ===========     ==========     ==========     ==========

TOTAL RETURN ..........................................       11.41%          19.95%         14.74%         16.29%          0.71%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's) ................... $    18,650     $    14,272     $   10,083     $    9,540     $    8,653
 Ratio of expenses to average net assets:                                                                             .
    Before expense waiver .............................        1.25%            --             --             --             --
    After expense waiver ..............................        1.21%           1.46%          1.44%          1.46%          1.78%
 Ratio of net investment income to average net assets:
    Before expense waiver .............................        2.57%            --             --             --             --
    After expense waiver ..............................        2.61%           2.57%          2.81%          3.18%          2.98%
 Portfolio turnover ...................................       20.07%          19.25%         33.77%         21.03%         17.39%



                                                                                            IAA TRUST
                                                                                     TAX EXEMPT BOND FUND, INC.

                                                                                       YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------------------------
                                                             1998            1997          1996           1995           1994
                                                          ----------     ----------     ----------    -----------     ----------

Net asset value, beginning of year ....................   $     8.70     $     8.41     $     8.36     $     8.19     $     9.11
                                                          ----------     ----------     ----------     ----------     ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income ................................         0.37           0.36           0.37           0.39           0.39
 Net gains or losses on securities (both
 realized and unrealized) .............................         0.27           0.31           0.07           0.20          (0.54)
                                                          ----------     ----------     ----------     ----------     ----------

   Total from investment operations ...................         0.64           0.67           0.44           0.59          (0.15)
                                                          ----------     ----------     ----------     ----------     ----------

 LESS DISTRIBUTIONS
 Dividends from net investment income .................        (0.37)         (0.36)         (0.37)         (0.39)         (0.39)
 Distributions from capital gains .....................        (0.02)         (0.02)         (0.02)         (0.03)         (0.38)
                                                          ----------     ----------     ----------     ----------     ----------

   Total distributions ................................        (0.39)         (0.38)         (0.39)         (0.42)         (0.77)
                                                          ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ..........................   $     8.95     $     8.70     $     8.41     $     8.36     $     8.19
                                                          ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ..........................................         7.45%          8.15%          5.30%          7.51%         (1.86)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's) ...................   $   17,669     $   18,008     $   17,744     $   18,833     $   19,095
 Ratio of expenses to average net assets:
    Before expense waiver .............................         1.01%           --             --             --             --
    After expense waiver ..............................         0.97%          1.14%          1.08%          1.06%          1.15%
 Ratio of net investment income to average net assets:
    Before expense waiver .............................         4.13%           --             --             --             --
    After expense waiver ..............................         4.17%          4.23%          4.30%          4.79%          4.47%
 Portfolio turnover ...................................        24.83%         11.35%         14.75%         24.89%         41.94%


                                                                                         IAA TRUST
                                                                            TAXABLE FIXED INCOME SERIES FUND, INC
                                                                                    MONEY MARKET SERIES

                                                                                    YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------------------------
                                                              1998           1997           1996           1995           1994
                                                          ----------     ----------     ----------     ----------     ----------

Net asset value, beginning of year ....................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ----------     ----------     ----------     ----------     ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income ................................         0.05           0.05           0.05           0.05           0.03
                                                          ----------     ----------     ----------     ----------     ----------

   Total from investment operations ...................         0.05           0.05           0.05           0.05           0.03
                                                          ----------     ----------     ----------     ----------     ----------

 LESS DISTRIBUTIONS
 Dividends from net investment income .................        (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                                          ----------     ----------     ----------     ----------     ----------

   Total distributions ................................        (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                                          ----------     ----------     ----------     ----------     ----------

Net asset value, end of year ..........................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ..........................................         4.94%          4.63%          4.82%          4.85%          2.86%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in 000's) ...................   $   53,022     $   60,674     $   33,664     $   36,415     $   38,699
 Ratio of expenses to average net assets:
    Before expense waiver .............................         0.83%           --             --            0.97%          1.06%
    After expense waiver ..............................         0.81%          0.94%          0.90%          0.73%          0.56%
 Ratio of net investment income to average net assets:
    Before expense waiver .............................         4.81%           --             --            4.56%          2.33%
    After expense waiver ..............................         4.83%          4.55%          4.74%          4.80%          2.83%


                                                                                                 IAA TRUST
                                                                                   TAXABLE FIXED INCOME SERIES FUND, INC.

                                                                       SHORT-TERM GOVERNMENT                  LONG-TERM
                                                                            BOND SERIES                      BOND SERIES
                                                                 ------------------------------   -------------------------------

                                                                                FOR THE PERIOD                    FOR THE PERIOD
                                                                 YEAR ENDED        01/02/97*      YEAR ENDED          01/02/97*
                                                                    1998       THROUGH 06/30/97      1998        THROUGH 06/30/97
                                                                 ----------    ----------------   ----------     ----------------

Net asset value, beginning of period ........................... $    10.01          $    10.00       $    10.04     $    10.00
                                                                 ----------          ----------       ----------     ----------

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income .........................................       0.54                0.20             0.56           0.20
 Net gains on securities
 (both realized and unrealized) ................................       0.10                0.01             0.45           0.04
                                                                 ----------          ----------       ----------     ----------

   Total from investment operations ............................       0.64                0.21             1.01           0.24
                                                                 ----------          ----------       ----------     ----------

 LESS DISTRIBUTIONS
 Dividends from net investment income ..........................      (0.54)              (0.20)           (0.56)         (0.20)
 Distributions from capital gains ..............................         --                  --            (0.01)            --
                                                                 ----------          ----------       ----------     ----------

   Total distributions .........................................      (0.54)              (0.20)           (0.57)         (0.20)
                                                                 ----------          ----------       ----------     ----------

Net asset value, end of period ................................. $    10.11          $    10.01       $    10.48     $    10.04
                                                                 ==========          ==========       ==========     ==========

TOTAL RETURN ...................................................       6.50%               2.10%           10.24%          2.44%
RATIOS/SUPPLEMENTAL DATA .......................................
 Net assets, end of period (in 000's)...........................    $28,309          $   24,285       $   38,800     $   32,932
 Ratio of expenses to average net assets:
    Before expense waiver and reimbursement ....................       0.92%               3.88%**          1.12%          3.82%**
    After expense waiver and reimbursement .....................       0.86%               0.76%**          0.89%          0.78%**
 Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement ....................       5.30%               1.78%**          5.24%          2.11%**
    After expense waiver and reimbursement .....................       5.36%               4.90%**          5.47%          5.15%**
 Portfolio turnover ............................................       1.54%               0.00%           25.11%         41.77%


*   Commencement of operations.
**  Annualized


[COVER PAGE]


STATEMENT OF ADDITIONAL INFORMATION


__________________, 1998




         IAA Trust Growth Fund, Inc.

         IAA Trust Asset Allocation Fund, Inc.

         IAA Trust Tax Exempt Bond Fund, Inc.

         IAA Trust Taxable Fixed Income Series Fund, Inc.

                  IAA Trust Money Market Fund

                  IAA Trust Short-Term Government Bond Fund

                  IAA Trust Long-Term Bond Fund



808 IAA Drive
Bloomington, IL  61702
(309) 557-3222







This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' Prospectus dated ______________, 1998, and is incorporated by reference in its entirety into the Prospectus. The Statement of Additional Information may be obtained without charge from a licensed salesperson at IAA Trust Company, 808 IAA Drive, Bloomington, IL 61702, or by contacting the funds' principal underwriter, FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, (800-245-2100)

                                    CONTENTS


                                                                        PAGE

History of the Funds........................................................ 3

Description of Investments and Risks........................................ 3

Investment Restrictions..................................................... 6

Portfolio Turnover ......................................................... 8

Management of the Funds..................................................... 8

Control Persons and Principal Holders of Securities........................ 11

Investment Advisory and Other Services......................................12

Other Service Providers.....................................................14

Brokerage...................................................................15

Capital Stock...............................................................18

Purchases, Redemptions and Pricing of Shares................................18

Taxation of the Funds.......................................................21

Underwriter Compensation....................................................21

Calculation of Performance Data.............................................21

Financial Statements........................................................25

Appendix A - Descriptions of Securities Ratings.............................26

                              HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following four separate funds incorporated under the laws of the State of Maryland:


NAME OF FUND                                                                            DATE OF INCORPORATION
------------                                                                            ---------------------

IAA Trust Growth Fund ("GROWTH FUND")                                                    August 5, 1965
IAA Trust Asset Allocation Fund ("ASSET ALLOCATION FUND")                                March 20, 1978
IAA Trust Tax Exempt Bond Fund ("TAX EXEMPT BOND FUND")                                  March 20, 1978
IAA Trust Taxable Fixed Income Series Fund ("TAXABLE FIXED INCOME SERIES FUND")          April 14, 1981

In addition, the Taxable Fixed Income Series Fund consists of the following three separate series or funds described in this Statement of Additional
Information:

                IAA Trust Money Market Fund ("MONEY MARKET FUND")
    IAA Trust Short-Term Government Bond Fund ("SHORT-TERM GOVERNMENT FUND")
              IAA Trust Long-Term Bond Fund ("LONG-TERM BOND FUND")

CLASSIFICATION:
---------------

The funds are classified as open-end, management investment companies. The funds are diversified, which means that, with respect to 75% (100% for the GROWTH FUND and MONEY MARKET FUND) of its total assets, a fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).


                      DESCRIPTION OF INVESTMENTS AND RISKS

The following section describes credit quality ratings applicable to various types of investments of the funds. Under normal circumstances, the funds will not purchase investments below these ratings. However, each fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the fund is downgraded below the minimum rating stated below, the investment adviser shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the fund and its shareholders.

CREDIT QUALITY:
Growth Fund: When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB).

Asset Allocation Fund: The fund may invest in commercial paper rated in the top two grades - "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S&P; non-convertible corporate debt securities such as bonds, notes and debentures which are rated in the top two grades - "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The fixed income securities in which the fund may invest are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

Tax Exempt Bond Fund: The fund's investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB). Temporary investments made by the fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government; (2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S&P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's (MIG-1 and MIG-2);
(4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S&P; (6) commercial paper rated within the two highest grades assigned by Moody's (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category (5) above.

Money Market Fund: The certificates of deposit in which the fund may invest will be of domestic banks in amounts (currently $100,000) that are fully insured by the Federal Deposit Insurance Corporation (the "FDIC") and, for larger amounts, bank certificates of deposit or bankers acceptances of domestic banks having total assets in excess of $1 billion and which are members of the FDIC. The fund may purchase negotiable certificates of deposit. Banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Commercial paper purchased by the fund will be rated in the top grade by two nationally recognized statistical rating organizations (NRSROs) one of which must be either Moody's Inc., or S&P. The fund may also purchase negotiable certificates of deposit of savings and loan associations in amounts (currently $100,000) that are fully insured by the FDIC.

Short-Term Government Bond Fund: The fund may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities within the three highest grades assigned by S&P (AAA, AA, A) or Moody's (Aaa, Aa, A ).

Long-Term Bond Fund: At least 80% of the fund's assets will consist of obligations of corporations which, at the time of purchase by the fund are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. Up to 20% of the fund's net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and corporate bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the fund's investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

DESCRIPTION OF INVESTMENTS
--------------------------
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the funds apply only at the time of transaction. Under normal circumstances, only the funds indicated will invest in each type of security.

FIXED-INCOME SECURITIES:
ALL FUNDS may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

FOREIGN SECURITIES:
Since the MONEY MARKET FUND, the GROWTH FUND (up to 10%), the LONG-TERM BOND FUND (up to 10%) and the ASSET ALLOCATION FUND (up to 5%) may invest in securities of foreign issuers, these funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES:
The LONG-TERM BOND FUND and ASSET ALLOCATION FUND may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. The funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the LONG-TERM BOND FUND portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public?s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the fund's custodian bank. Purchasing securities on a forward commitment or when-issued basis when the fund is fully or almost fully invested may result in greater potential fluctuation in the value of the fund's net assets and its net asset value per share.

GOVERNMENT SECURITIES:
ALL FUNDS may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

MORTGAGE-RELATED SECURITIES:
The SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the fund. The fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.

MUNICIPAL BONDS:
The TAX EXEMPT BOND FUND may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. The fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal would be enacted, the availability of municipal bonds for investment by the fund and the value of the fund's portfolio would be affected. In such event, the fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the fund.

REPURCHASE AGREEMENTS:
ALL FUNDS may enter into repurchase agreements which are transactions in which the funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A fund also might incur disposition costs in connection with liquidating the securities. While the funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the adviser.

RESTRICTED SECURITIES:
The funds will not make any investment in restricted securities.

SECURITIES OF OTHER INVESTMENT COMPANIES:
ALL FUNDS may purchase or acquire securities of other investment companies (including, without limitation, unit investment trusts) on the open market if immediately after such purchase or acquisition the fund would not own, in the aggregate, (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

TEMPORARY DEFENSIVE POSITION
During periods of unusual economic or market conditions or for temporary defensive purposes, each fund may invest in cash or short-term debt securities. The types of short-term instruments in which each fund may invest for temporary defensive purposes include: cash, money market securities such as repurchase agreements, securities issued or guaranteed by the U. S. Government or its agencies or instrumentalities, prime corporate commercial paper, and bankers' acceptances and certificates of deposit issued by major banks.

ZERO COUPON SECURITIES:
The LONG-TERM BOND FUND may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such fund's outstanding shares.

RESTRICTIONS APPLICABLE TO ALL FUNDS:

-     No fund will authorize or issue any class of senior securities.

- The GROWTH FUND, the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the SHORT-TERM GOVERNMENT BOND FUND and the LONG-TERM BOND FUND each will not borrow money, except as a temporary measure for extraordinary or emergency purposes. Such borrowings will only be from a bank in an amount not to exceed 10% of the value of the fund's total assets, nor 5% of the value of such fund's total assets if such debt matures more than sixty days after issuance.

- The MONEY MARKET FUND will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the fund's total assets. The MONEY MARKET FUND will not purchase securities at any time a loan to such fund is outstanding (investments in repurchase agreements are not subject to these restrictions).

- No fund will underwrite or participate in the underwriting of securities of other issuers.

- No fund will purchase or sell real estate, commodities, or commodity contracts.

- No fund will make loans, except through the purchase of publicly distributed debt securities in accordance with each fund's investment policies. Investments in repurchase agreements shall not be considered a loan for purposes of this restriction.

RESTRICTIONS APPLICABLE TO CERTAIN FUNDS:

The GROWTH FUND will not:

-    Invest more than 5% of its assets in the securities of any one issuer.

- Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The ASSET ALLOCATION FUND, the SHORT-TERM GOVERNMENT BOND FUND and the LONG-TERM BOND FUND each will not:

- With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer.

- Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The TAX EXEMPT BOND FUND will not:

- With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer. The term ?issuer? as used by this fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

- With respect to non-municipal bond investments, concentrate investments of more than 25% of the total value of its assets in any single industry, except that there is no limitation with regard to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The MONEY MARKET FUND will not:

- Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in non-negotiable certificates of deposit. [However, as described in "Description of Investments and Risks" above, under normal circumstances, the fund will not invest in repurchase agreements maturing in more than seven days and will not invest in illiquid, restricted securities (including non-negotiable certificates of deposit.]

- Invest more than 5% of its total assets in the securities of any one issuer.

- Concentrate the investments of more than 25% of the total value of its assets in any single industry, other than banks.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
The following restrictions are imposed by the management of the funds, and may be modified by the Board of Directors of the funds without shareholder approval. Each fund will not:

-    Invest in companies for purposes of exercising control or management.

- Buy from or sell portfolio securities to any of its officers, directors, employees, adviser or underwriter as principals except as otherwise approved by the Board of Directors and in accordance with Section 17 of the Investment Company Act of 1940.

- Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

- Purchase or retain securities of any company if persons affiliated with such fund or its adviser, as a group, beneficially own more than 1% of the securities of such a company.

- In any case, borrow money in an amount which exceeds 5% of the value of its total assets and will not purchase securities at any time a loan to such fund is outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

INVESTMENT COMPANY ACT RESTRICTIONS
-----------------------------------
The following restrictions are imposed by the Investment Company Act of 1940. Each fund will not:

- Purchase or acquire securities of another investment company except by purchase on the open market at regular brokerage rates (other than when such purchase or acquisition is part of a plan of merger or consolidation) if immediately after such purchase or acquisition, such fund would own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of such fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of such fund's total assets.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.

                               PORTFOLIO TURNOVER

The table below indicates each fund's portfolio turnover (with the exception of the MONEY MARKET FUND) for the two most recently completed fiscal years. The funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 1999.



FUND NAME                           FISCAL YEAR ENDED 6/30/97 FISCAL YEAR ENDED 6/30/98
---------                           ------------------------- -------------------------

GROWTH FUND                                 30.74%                              33.06%
ASSET ALLOCATION FUND                       19.25%                              20.07%
TAX EXEMPT BOND FUND                        11.35%                              24.83%
SHORT-TERM GOVERNMENT BOND FUND              00.0%*                            1.54%
LONG-TERM BOND FUND                         41.77%*                             25.11%

* For the period beginning January 2, 1997 (commencement of operations) through June 30, 1997.

A portfolio turnover of 100% indicates that the equivalent of all of the fund's assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.


                             MANAGEMENT OF THE FUNDS

THE BOARD OF DIRECTORS
The operations of each fund are under the direction of a Board of Directors who have been elected by the shareholders of each fund. The Board establishes each fund's policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the directors and officers in carrying out their duties and responsibilities, the funds have employed IAA Trust Company as their investment adviser. The Board reviews the various services provided by the adviser to ensure that each fund's general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.

The directors and executive officers of the funds and their principal occupations during the past five years are set forth below. An asterisk indicates a director who may be deemed to be an "interested person" (as that term is defined in the Investment Company Act of 1940) of the funds. All directors classified by the funds as "interested directors" also serve as directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), Country Life Insurance Company ("CLIC"), Country
Mutual Insurance Company ("CMIC") and IAA Trust Company ("IAATC"). IAHC owns 99.9% of the outstanding stock of CLIC and 95% of the outstanding stock of IAATC. Ronald R. Warfield and Rollie D. Moore also serve as directors of IAATC and as President and Vice President, respectively, of CLIC, IAATC, IAHC and IAA.

                              POSITIONS HELD
NAME AND AGE                  WITH THE FUNDS          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------                  --------------          ----------------------------------------------

Ronald R. Warfield * (54)     Director  and           Director and President:  Illinois Agricultural Association,
                              President since 1994    Illinois Agricultural Holding Co., CC Services, Inc. (3),
                                                      Country Capital Management Company, Country Casualty
                                                      Insurance Company, Country Investors Life Assurance Company,
                                                      Country Life Insurance Company, Country Mutual Insurance
                                                      Company, and Country Preferred Insurance Company, 1993 to
                                                      date; Country Medical Plans, Inc., 1996 to date; Director:
                                                      AgriVisor Services, Inc. and IAA Trust Company, 1993 to
                                                      date; Coordinating Committee Member of GROWMARK, Inc. and
                                                      Chairman, Board of Trustees, IAA Foundation (2), 1993 to
                                                      date; President: AgriVisor Services, Inc., and IAA Trust
                                                      Company, 1994 to date; Chairman of the Board: Country
                                                      Capital Management Company, 1994 to date; Director: American
                                                      Farm Bureau Federation and certain of its affiliated
                                                      companies, 1996 to date. Member of the USDA National
                                                      Agricultural Research, Extension, Education & Economics
                                                      Advisory Board, 1996 to present. Chairman of the Board,
                                                      Country Capital Management Company, 1994 to present.
                                                      Director of Bank of Gibson City, 1989 to 1994. Director,
                                                      IAA Communications Company, 1993-96; President, IAA
                                                      Communications Company 1994-96. Farmer.


Herbert G. Allen (68)         Director since 1987     Farmer

Charlot R. Cole (57)          Director since 1996     Property Developer, 1979 to date; Member Macoupin-Greene
                                                      County Cooperation Extension Council (formerly Macoupin
                                                      County Cooperative Extension Council), 1992 to date and
                                                      President, 1995 to date; Secretary/Treasurer, Cole Farms,
                                                      Inc., 1993 to date.  Farmer.

Nancy J. Erickson (41)        Director since 1995     President of McHatton Farm Management, Inc., 1981 to date.
                                                      Farmer.


                              POSITIONS HELD
NAME AND AGE                  WITH THE FUNDS          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------                  --------------          ----------------------------------------------


William E. Klein, Sr.* (70)   Director since 1993     Director:  Illinois Agricultural Association, Illinois
                                                      Agricultural Holding Co., CC Services, Inc.(3), Country
                                                      Casualty Insurance Company, Country Investors Life Assurance
                                                      Company, Country Life Insurance Company, Country Mutual
                                                      Insurance Company, and Country Preferred Insurance Company,
                                                      1988 to date; Director, Country Capital Management Company,
                                                      1992 to date; Director, Country Medical Plans, Inc., 1996 to date and IAA Trust Company, 1998 to present.  Farmer.

Ailene Miller (72)            Director since 1991     McLean County (Illinois) Board Member, 1986 to date; Member of IAA Foundation Trustee Emeritus, 1988 to date.

Rollie D. Moore * (49)        Director since 1996     Director and Vice President:  Illinois Agricultural
                              and Vice President      Association, Illinois Agricultural Holding Co., CC Services,
                              since 1994              Inc. (3), Country Capital Management Company, Country
                                                      Casualty Insurance Company, Country Investors Life Assurance
                                                      Company, Country Life Insurance Company, Country Mutual
                                                      Insurance Company, and Country Preferred Insurance Company,
                                                      1993 to date; Vice President: IAA Trust Company, 1993 to date;
                                                      Vice Chairman, Board of Trustees, IAA Foundation, 1993 to
                                                      date; Vice President and Director: IAA Trust Company, 1994 to date; Vice President and Director: Country Medical Plans,
                                                      Inc., 1996 to date; Director: AgriVisor Services, Inc. and
                                                      Illinois Agricultural Service Company, 1994 to date;
                                                      Director, IAA Communications Company, 1993 to 1996;
                                                      Vice-President, IAA Communications Company, 1994 to 1996;
                                                      Coordinating Committee Member of GROWMARK, Inc., 1994 to
                                                      date. Member of Broadcast Partners Steering Committee, 1996 to date. Farmer.

Bruce D. Finks (45)           Vice President since    Vice President - Investments, IAA Trust Company, 1995 to date
                              1996                    and Director of Investments, 1995 to date; Head of the
                                                      committee of portfolio managers of the Growth Fund, 1998 to present; Primary portfolio manager of the Growth Fund from
                                                      1994 to 1996; Portfolio manager, 1992 to 1994.

Richard M. Miller (60)        Vice President since    Senior Vice President and Senior Trust Officer: IAA Trust
                              1992                    Company, 1991 to date (prior thereto Senior Vice President and Trust Officer).

Duane L. Miller (61)          Vice President since    President, Director and Chairman of the Board of Directors of
                              1998                    Middlesex Mutual Assurance Company and Midfield Corporation,
                                                      1998 to date. Chief Executive Officer (Executive Vice
                                                      President and CEO until 1998), Country Medical Plans, Inc.,
                                                      1996 to date, CC Services, Inc., Country Capital Management
                                                      Company, Country Casualty Insurance Company, Country Investors
                                                      Life Assurance Company, Country Life Insurance


                              POSITIONS HELD
NAME AND AGE                  WITH THE FUNDS          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------                  --------------          ----------------------------------------------
                                                      Company, Country Mutual Insurance Company and Country
                                                      Preferred Insurance Company, 1974 to date. Chief Executive
                                                      Officer of IAA Trust Company, 1997 to date.


Paul M. Harmon (56)           Secretary since 1995    General Counsel: Illinois Agricultural Association and
                              and General Counsel     affiliated companies, 1996 to date.  Deputy General Counsel:
                              since 1996              Illinois Agricultural Association and affiliated companies,
                                                      1991 to 1996.  Secretary: Country Capital Management Company,
                                                      1995 to date.  General Counsel, Secretary and Director,
                                                      Middlesex Mutual Assurance Company and Midfield Corporation,
                                                      1998 to date. Secretary, IAA Trust Company, 1996 to 1998.

Robert W. Weldon (64)         Treasurer since 1975    Vice President - Finance and Treasurer: IAA Trust Company,
                                                      Illinois Agricultural Association, Country Life Insurance
                                                      Company, Country Mutual Insurance Company, Country Casualty
                                                      Insurance Company, Country Preferred Insurance Company, and
                                                      Country Capital Management Company, 1974 to date; Director and Treasurer: Illinois Agricultural Service Company, 1974 to
                                                      date; Vice President - Finance and Treasurer: CC Services,
                                                      Inc.(3), 1975 to date; Country Investors Life Assurance
                                                      Company, 1981 to date; AgriVisor Services, Inc., 1984 to
                                                      date; Country Medical Plans, Inc., 1996 to date. Treasurer:
                                                      IAA Communications Company, 1990 to 1996; Illinois
                                                      Agricultural Holding Co., 1974 to date; Illinois Agricultural
                                                      Auditing Association, 1974 to date.

Richard F. Day (58)           Controller since 1992   Controller, IAA Trust Company, 1974 to date.


(1)    IAA Trust Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Money Market Fund, Inc.
(2)    The mailing  address for all officers and  directors of the funds is c/o IAA Trust  Company,  808 IAA Drive,
       Bloomington, Illinois 61702.
(3)    CC Services, Inc. was organized to provide insurance brokerage, administrative, marketing and other services to the insurance companies affiliated with the Illinois Agricultural Association.

       The directors of the funds receive a directors fee of $200 for the GROWTH FUND and $50 for each of the ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND. This fee is paid for each day or a portion thereof spent in a meeting or meetings of the Board of Directors or while engaged in special work authorized by the President of the funds or the Board of Directors. The directors may also be reimbursed for travel expenses for each meeting of the Board of Directors attended, and while engaged in special work authorized by the President of the funds or by the Board of Directors. Directors and officers receive no other compensation from the funds for their services. The funds do not provide any pension or retirement benefits for the directors. During the fiscal year ended June 30, 1998, the aggregate amount of fees and expenses paid to directors and officers was $9,474.

        Ms. Miller and Messrs. Warfield and Allen serve as members of the Executive Committee. Mr. Warfield is Chairman of the Executive Committee. Ms. Cole, Erickson and Miller and Mr. Allen are members of the Nominating Committee.

        The following table provides information regarding the compensation paid by the funds to the directors for their services during the fiscal year ended June 30, 1998.


----------------------------------------------------------------------------------------


                                                      TOTAL COMPENSATION FROM
NAME                                           FUNDS AND FUND COMPLEX PAID TO DIRECTORS
----------------------------------------------------------------------------------------

     Ronald R. Warfield                                       $    0
     Herbert G. Allen                                         $1,400
     Charlot R. Cole                                          $1,400
     Nancy J. Erickson                                        $1,050
     William E. Klein, Sr.                                    $1,400
     Aileen Miller                                            $1,400
     Rollie D. Moore                                          $  700

-------------------------------- ----- -------------------------------------------------



                                 CONTROL PERSONS
                       AND PRINCIPAL HOLDERS OF SECURITIES

   Ownership of 25% or more of a voting security is deemed "control" as defined in the Investment Company Act of 1940. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund's outstanding voting securities.

   CONTROL PERSONS
   As of August 1, 1998, IAA Trust Company owned of record the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:

         FUND NAME                  NUMBER OF SHARES                 PERCENTAGE
         ---------                  ----------------                 ----------

         GROWTH FUND                   3,822,369.790                    53.47%
         ASSET ALLOCATION FUND           923,190.153                    74.28%
         TAX EXEMPT BOND FUND            232,558.140                    11.79%
         MONEY MARKET FUND            49,677,097.840                    87.09%
         SHORT-TERM GOVERNMENT
             BOND FUND                 2,746,802.577                    97.57%
         LONG-TERM BOND FUND           3,527,818.806                    94.99%


   IAA Trust Company's address is 808 IAA Drive, Bloomington, Illinois. IAA Trust Company is organized under the laws of the State of Illinois. Illinois Agricultural Holding Co. owns 95% of the outstanding voting securities of IAA Trust Company.

   PRINCIPAL HOLDERS
   As of August 1, 1998, Country Life Insurance Company owned 425,200.352 shares or 5.94% of the outstanding shares of the GROWTH FUND, and 96,227.589 shares or 7.74% of the outstanding shares of the ASSET ALLOCATION FUND.

   Substantially all of the issued and outstanding voting securities of Country Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and Country Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

   MANAGEMENT OWNERSHIP
   --------------------
   As of August 1, 1998, the officers and directors of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

   THE INVESTMENT ADVISER
   ----------------------
   The funds' investment adviser is IAA Trust Company. The funds and the adviser have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Directors or by votes of a majority of each fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund's directors who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Directors of a fund, by votes of the shareholders or by the adviser upon sixty days written notice. The agreements terminate automatically if assigned.

   For providing investment advisory services and assuming certain fund expenses, each fund pays the adviser annual fees that are based on each fund's average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees as well as the total dollar amounts that each fund paid the adviser for the last three fiscal years.

     -------------------------- --------------- ---------------------------------------------------------------------


                                                                             FEES PAID
                                                 -------------------------------------------------------------------
                                 ADVISORY
         FUND NAME                 FEE           YEAR END 6/30/96           YEAR END 6/30/97        YEAR END 6/30/98
     --------------------------------------------------------------------------------------------------------------

     GROWTH FUND                  0.75%               $580,601                $709,406            $ 1,154,966

     ASSET ALLOCATION FUND        0.75%               $ 78,490                $ 85,470            $   123,435

     TAX EXEMPT BOND FUND         0.50%               $ 93,863                $ 89,246            $    89,775

     MONEY MARKET FUND            0.50%               $201,429                $193,648            $   292,932

     SHORT-TERM GOVERNMENT
     BOND FUND                    0.50%                     NA                $  6,982*           $   133,520

     LONG-TERM BOND FUND          0.75%                     NA               $ 11,550*            $   275,862


     ------------------------------------------------------------------------------------------------------------


   * For the SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND, advisory fees for the fiscal year ended
     6/30/97 are for the period January 2, 1997 (commencement of operations) through 6/30/97. For this same period, the SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND waived advisory fees and reimbursed expenses totaling $32,422 and $35,805, respectively. For the period ended 6/30/98, the SHORT-


      TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND waived advisory fees and reimbursed expenses totaling $10,437 and $75,493, respectively.

   CONTROLLING SHAREHOLDERS
   ------------------------
   Illinois Agricultural Holding Co. owns 95% of the outstanding voting securities of IAA Trust Company, the investment adviser for the funds. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

   FUND OFFICERS AFFILIATED WITH ADVISER
   -------------------------------------
   The following persons who are officers and/or directors of the funds also hold positions with the adviser as indicated: Ronald R. Warfield, Director and President; Duane L. Miller, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Richard M. Miller, Senior Vice President and Senior Trust Officer; Rollie D. Moore, Director and Vice President; William E. Klein, Director; Paul M. Harmon, Secretary and General Counsel; Robert W. Weldon, Vice President - Finance and Treasurer; Richard F. Day, Controller.

   THE DISTRIBUTOR
   ---------------
   FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 is the primary and exclusive distributor of the funds' shares, pursuant to Underwriting Agreements with each fund. As distributor, FPSB will use its best efforts to effect such distributions, but it is required to take and pay for only such securities as it sells to the public. Commissions for the sale of shares received by FPSB do not represent compensation paid by the funds to FPSB and are not expenses of the funds.

   RULE 12B-1 PLANS
   ----------------
   The shareholders of the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND, and LONG-TERM BOND FUND have adopted respective Plans of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. All payments made pursuant to the plans shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisers, financial planners, and others, who have executed a distribution agreement with the distributor.

   The plans are considered reimbursement plans because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund's average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the plans. The plans may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the plans may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the plans will not be carried over to future years.

   FPSB was reimbursed $29,240 by the GROWTH FUND during the fiscal year ended June 30, 1998, pursuant to its Plan. The principal types of activities for which payments were made include: compensation to dealers - $25,960, compensation to distributor - $2,132, printing costs - $14,013 and advertising expenses - $4,857.

   FPSB was reimbursed $2,100 by the ASSET ALLOCATION FUND during the fiscal year ended June 30, 1998, pursuant to its Plan. The principal types of activities for which payments were made include: compensation to dealers - $779, compensation to distributor - $947, printing costs - $1,470 and advertising expenses - $819.

   FPSB was reimbursed $6,300 by the TAX EXEMPT BOND FUND during the fiscal year ended June 30, 1998, pursuant to its Plan. The principal types of activities for which payments were made include: compensation to dealers - $8,119, compensation to distributor - $940, printing costs - $1,673 and advertising expenses - $872.

   FPSB was reimbursed $7,314 by the SHORT-TERM GOVERNMENT BOND FUND during the fiscal year ended June 30, 1998, pursuant to its Plan. The principal types of activities for which payments were made include: compensation to dealers - $20, compensation to distributor - $698, printing costs - $2,382 and advertising expenses - $379.

   FPSB was reimbursed $10,262 by the LONG-TERM BOND FUND during the fiscal year ended June 30, 1998, pursuant to its Plan. The principal types of activities for which payments were made include: compensation to dealers - $20, compensation to distributor - $757, printing costs - $3,252 and advertising expenses - $498.

   EXPENSES
   --------
   Each fund pays all expenses not assumed by IAA Trust Company, including, but are not limited to: directors' fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

                             OTHER SERVICE PROVIDERS
   THE TRANSFER AGENT
   ------------------
   First Data Investor Services Group, Inc. a wholly owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westborough, MA 01581, provides transfer agency and dividend disbursing agent services for the funds. As part of these services, First Data Investor Services Group will maintain records pertaining to the sale, redemption, and transfer of fund shares and will distribute each fund's cash dividends to shareholders. For such services, each fund will pay First Data Investor Services Group fees which management believes are comparable to fees charged by others who perform such transfer agency services.

   The GROWTH FUND paid transfer agent fees totaling $67,980, $74,484 and $75,623, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. The ASSET ALLOCATION FUND paid transfer agent fees totaling $7,695, $9,043 and $9,262, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. The TAX EXEMPT BOND FUND paid transfer agent fees totaling $14,263, $13,220 and $13,418, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. The MONEY MARKET FUND paid transfer agent fees totaling $39,872, $42,866 and $39,680, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, fees totaling $12,056 for transfer agent services were accrued for the SHORT-TERM GOVERNMENT BOND FUND, but the service provider voluntarily agreed to waive fees totaling $4,500. For the fiscal year ended June 30, 1998, transfer agent fees totaled $24,899. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, fees totaling $12,058 for transfer agent services were accrued for the LONG-TERM BOND FUND, but the service provider voluntarily agreed to waive fees totaling $4,500. For the fiscal year ended June 30, 1998, transfer agent fees totaled $24,901.

   ACCOUNTING SERVICES
   -------------------
   The funds have entered into Accounting Services Agreements with First Data Investor Services Group. These agreements require First Data Investor Services Group to calculate each fund's net asset value in accordance with the provisions of the funds' current Prospectus and to prepare for fund approval and use various government reports, tax returns, and proxy materials. Each fund will pay a minimum fee of $25,000 for these services and additional fees based on declining percentages of their respective average net assets in excess of $10,000,000. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

   The GROWTH FUND paid accounting fees of $48,794, $53,396 and $61,098, respectively, for the fiscal years ended June 30, 1996, 1997, and 1998. The ASSET ALLOCATION FUND paid accounting fees of $28,996, $29,320 and $32,512, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. The TAX EXEMPT BOND FUND paid accounting fees of $35,352, $33,041 and $32,993, respectively for the fiscal years ended June 30, 1996, 1997 and 1998. The MONEY MARKET FUND paid accounting fees of $37,196, $35,760 and $43,806, respectively, for the fiscal years ended June 30, 1996, 1997 and 1998. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, the SHORT-TERM GOVERNMENT BOND FUND accrued accounting fees of $12,500, but the service provider voluntarily agreed to waive fees totaling $4,688. For the year ended June 30, 1998, the fund paid $31,135 for accounting services. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, the LONG-TERM BOND FUND accrued accounting fees of $12,500, but the service provider voluntarily agreed to waive fees totaling $4,688. For the year ended June 30, 1998, the fund paid $34,873 for accounting services.

   ADMINISTRATIVE SERVICES
   -----------------------
   The funds have entered into Administration Agreements with First Data Investor Services Group. These Agreements provide that the Administrator shall provide all administrative services to each fund other than those relating to the investment portfolio of the funds, the distribution of the funds and the maintenance of each fund's financial records. The fees for these services are based on declining percentages of each fund's average net assets beginning at .0015% of the first $50,000,000 of average net assets, .0010% on the next $50,000,000 of average net assets, and .0005% over $100,000,000 of average net assets. The funds are, however, required to pay minimum annual administrative fees. The minimum annual fee for the GROWTH FUND is $50,000. The minimum annual administrative fee for each of the ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND is $10,000.

   For the fiscal year ended June 30, 1998, the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND paid fees of $118,256, $12,695, $14,331, $46,018, $23,688, and $30,584, respectively, for administrative services.

   THE CUSTODIAN
   -------------
   IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702, serves as custodian for the funds. IAA Trust Company is an affiliated person of the funds. As custodian, IAA Trust Company is responsible for, among other things, safeguarding and controlling each fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each fund's investments. None of the directors, officers or other employees of the funds ever have personal possession of any fund's investments. These services do not include any managerial or policy making functions of the funds. The funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

   INDEPENDENT ACCOUNTANTS
   -----------------------
   The accounting firm of PricewaterhouseCoopers LLP, 2400 Eleven Penn
   Center, Philadelphia, Pennsylvania, has been designated as independent accountants for each fund. PricewaterhouseCoopers LLP performs annual audits of each fund and is periodically called upon to provide accounting and tax advice.


                                    BROKERAGE

   THE GROWTH FUND AND THE ASSET ALLOCATION FUND:
   These funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each fund, through IAA Trust Company, the investment adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment adviser maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

   A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

   The primary brokerage allocation criterion of the funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the fund or its investment adviser. Research information obtained from brokers and dealers while servicing the fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the fund. Further, not all research information obtained from brokers and dealers while serving the fund may be used by the fund.

   Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

   During the fiscal years ended June 30, 1996, 1997 and 1998, brokerage commissions paid by the GROWTH FUND totaled $58,079, $80,557 and $128,562, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.

   During the fiscal years ended June 30, 1996, 1997 and 1998, brokerage commissions paid by the ASSET ALLOCATION FUND totaled $5,540, $6,667 and $6,708, respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.

   There may be occasions when portfolio transactions for these funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.


   TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND, and LONG-TERM BOND FUND:
   The TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a fund, through IAA Trust Company, its investment adviser, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a fund maintains through its investment adviser an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

   The primary brokerage allocation criterion of the TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment adviser of the fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

   It is the opinion of the investment adviser, that the furnishing of research, statistical, and other financial information to a fund, or the fund's investment adviser, by brokers and dealers, will not materially reduce the cost to the investment adviser of fulfilling the terms of its advisory contract with the fund because the investment adviser must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing each fund. Further, not all research information obtained from brokers and dealers while serving the funds may be used by a fund.

   During the fiscal years ended 1996, 1997 and 1998, all transactions for the TAX EXEMPT BOND FUND were placed with a principal market dealer. For the period of January 2, 1997 (commencement of operations) to June 30, 1997, and the fiscal year ended June 30, 1998, all transactions for both the SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

   No brokerage transactions are allocated to brokers or dealers for the sale of a fund's shares; such sales are made by FPS Broker Services, Inc. and Country Capital Management Company through their own representatives.

   There may be occasions when portfolio transactions for the funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

   MONEY MARKET FUND:
   The MONEY MARKET FUND, acting on recommendations received from its investment adviser, IAA Trust Company, expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually, no brokerage commissions will be paid on such purchases. Purchases from underwriters of portfolio securities will include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

   The primary consideration in the allocation of portfolio transactions will be prompt and effective execution of orders at the most favorable price. If two or more brokers or dealers meet this criterion, the fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment adviser. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities. Such information is of the kind generally supplied by broker-dealers to their customers without obligation. This information may be used by IAA Trust Company to supplement its own research and analysis. Although it is not possible to place a dollar value on this information, it is the opinion of IAA Trust Company that the receipt and study of such information does not reduce its expenses. Research information obtained from brokers and dealers while servicing the fund may be used by IAA Trust Company in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by IAA Trust Company in servicing the fund. Further, not all research information obtained from brokers and dealers while servicing the fund may be used by the fund.

   During the fiscal years ended June 30, 1996, 1997 and 1998, the MONEY MARKET FUND incurred no brokerage commissions.

   There may be occasions when portfolio transactions for this fund are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by IAA Trust Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of IAA Trust Company, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

   ALL FUNDS:
   IAA Trust Company has an arrangement with Lipper Analytical Securities Corporation whereby IAA Trust Company receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. If IAA Trust Company does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years.

                                  CAPITAL STOCK

   There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights with respect to the shares of any of the funds. Each of the fund's shares has equal voting rights. Each issued and outstanding share of each fund is entitled to participate equally in dividends and distributions declared by such fund and in net assets of such fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

   All issued and outstanding shares of each fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the funds will not, unless specifically requested in writing by a shareholder, be evidenced by a certificate or certificates representing shares of a fund.

   The authorized capitalizations of the GROWTH FUND, the ASSET ALLOCATION FUND, and the TAX EXEMPT BOND FUND consist of 10,000,000 shares for each of these funds, each fund having a par value of $1.00 per share.

   The authorized capitalization of the TAXABLE FIXED INCOME SERIES FUND consists of 250,000,000 shares with a par value of $0.10 per share. Of this amount, 100,000,000 shares are designated to the MONEY MARKET FUND, 50,000,000 shares are designated to the SHORT-TERM GOVERNMENT BOND FUND, and 25,000,000 shares are designated to the LONG-TERM BOND FUND. The remaining 75,000,000 shares are undesignated.

   The Board of Directors has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The directors have authorized one class of share to be issued.


                  PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

   NET ASSET VALUE
   ---------------
   Shares of each fund are purchased at net asset value. The net asset value per share of each fund is calculated by adding the value of securities and other assets of that fund, subtracting liabilities and dividing by the number of its outstanding shares. Each fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The MONEY MARKET FUND may calculate its net asset value more than once a day if deemed desirable.

   VALUATION OF THE MONEY MARKET FUND
   ----------------------------------
   All securities of the MONEY MARKET FUND will be valued by using the amortized cost method, which involves valuing a security at its costs on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a fund would receive if it sold the instrument.

   The use by the MONEY MARKET FUND of amortized cost and the maintenance by this fund of a net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940, provided that certain conditions are met. The regulations also require the directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for this fund. Such procedures include the determination of the extent of deviation, if any, of the fund's current net asset value per share calculated using available market quotations from the fund's amortized cost price per share.

   VALUATION OF ALL OTHER FUNDS
   ----------------------------
   For all other funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Directors.

   REDEMPTIONS IN KIND
   -------------------
   The funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the Investment Company Act of 1940, the funds may limit the amount of redemption proceeds paid in cash. The funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

   REDEMPTIONS
   -----------
   Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

   EXCHANGE OF SHARES
   ------------------
   An exchange is effected by redemption of shares of one fund and the issuance of shares of the other fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the GROWTH Fund, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. With respect to the MONEY MARKET FUND, assuming such fund maintains its share value at $1.00 per share, an exchange of this fund's shares for shares of another IAA Trust fund should not create a Federal income tax incident, except for the establishment of a new holding period. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

   TELEPHONE INSTRUCTIONS
   ----------------------
   Neither the funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with First Data Investor Services Group will be recorded.

   RETIREMENT PLANS
   ----------------
   IAA Trust Company sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirement of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of all funds except the TAX EXEMPT BOND FUND.

   For individuals eligible to establish an Individual Retirement Account ("IRA"), IAA Trust Company sponsors a prototype "traditional" IRA which has been approved by the Internal Revenue Service. An individual may be able to deduct contributions made to such a Plan. The deductibility of contributions to an IRA by taxpayers who are participants in an employer's retirement plan is determined by the amount of taxpayer's adjusted gross income. "Rollover contributions" from certain other tax-qualified plans may also be made to this Plan. Possible penalties may be imposed for excess IRA contributions, premature withdrawals or insufficient distributions after age 70 1/2.

   An investor considering either the Defined Contribution Plan or the "traditional" IRA , along with the two new types of IRAs which were created by the Taxpayers Relief Act of 1997 as described in the Prospectus, should consult with his or her attorney or tax advisor with respect to Plan requirements and tax implications. Other information relating to eligibility and service fees may be obtained by reading the prototype Plans and, in the case of IRAs, by reading the disclosure statement(s) which the IRS requires to be furnished to individuals who are considering the adoption of an IRA.

   For more information, contact IAA Trust Company, 808 IAA Drive, Bloomington, Illinois 61702 or call toll-free (800) 422-8261.

   AUTOMATIC INVESTING
   -------------------
   A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

   SYSTEMATIC WITHDRAWAL PLAN
   --------------------------
   Shareholders who purchase or already own $5,000 or more of any fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application provided by FPSB for this purpose. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. While no particular withdrawal amount is necessarily recommended, the minimum is $25. The amount of payment may be changed at any time. Dividends and capital gains distributions on a fund's shares in the Plan are automatically reinvested in additional shares at net asset value. All certificates for shares deposited under this Plan must be surrendered and no certificates will be issued unless the Plan is terminated. Payments are made from the proceeds derived from the redemption of fund shares owned by the planholder. With respect to GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND, each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

   Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

   First Data Investor Services Group, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the funds. No such charge is currently assessed, but such a charge may be instituted by First Data Investor Services Group upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the funds, or by First Data Investor Services Group.

   CHECKWRITING PRIVILEGE TERMS (MONEY MARKET FUND):
   -------------------------------------------------
   Persons electing checkwriting automatically authorize the bank to honor checks drawn by them on the bank and appoint First Data Investor Services Group, the fund's transfer agent, as their agent to redeem a sufficient number of shares of the Money Market Fund shares to pay such checks. They also automatically agree: (1) The owners or owners who signs the check will sign their name exactly as it appears on the application or the check will not be honored; (2) This privilege is subject to the fund and the bank's rules and regulations and applicable government regulations as amended from time to time; (3) The bank may refuse to honor checks and the fund may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed; (4) To examine confirmations and to notify the fund, within thirty days after mailing to the owner(s), of any error in the confirmations and that failure to do so shall preclude any claim against the fund, the distributor, the bank, First Data Investor Services Group, and each of their representatives and agents by reason of such failure; (5) This privilege may be modified or terminated by any owner by serving written notice to the fund, and the fund may modify or terminate it by serving written notice to the owner(s) thirty days in advance thereof. This feature is not available if a part owner is under age 14. When one of its joint tenants is age 14 to 17, both tenants must sign drafts.

   INTEGRATED VOICE RESPONSE (IVR) SYSTEM
   --------------------------------------
   Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) 245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.


                              TAXATION OF THE FUNDS

   Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions (as a percentage of both the fund's overall income and, in the case of the TAX EXEMPT BOND FUND, its tax-exempt income), and the composition of the fund's portfolio assets. Because each fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the funds will be required to pay any federal income or exise taxes. If a fund failed to qualify, it would be required to pay such taxes.


                            UNDERWRITER COMPENSATION

   Shares of the funds are continuously offered to the public through FPS Broker Services, Inc. ("FPSB"). Currently, out of commissions to be received, FPSB has agreed to pay all expenses incident to the distribution of shares. If commissions are not sufficient to pay these expenses, FPSB will look to the funds' investment adviser for reimbursement. For the fiscal year ended June 30, 1998 , FPSB received no underwriting fees.


                         CALCULATION OF PERFORMANCE DATA

   From time to time, the funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

   TOTAL PERCENTAGE INCREASE
   -------------------------
   Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

   AVERAGE ANNUAL TOTAL RETURN
   ---------------------------
   The GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM GOVERNMENT BOND FUND and SHORT-TERM BOND FUND compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

     Average Annual Total Return = ( ERV/P ) RAISED TO THE 1/n POWER - 1



               Where:   ERV = ending redeemable value at the end of the
                              period covered by the computation of a
                              hypothetical $1,000 payment made at the beginning of the period.

                        P   = hypothetical initial payment of $1,000.

                        n   = period covered by the computation,
                              expressed in terms of years.

   The funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [ ERV - P ]/P

               Where:   ERV = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period.

                        P   = hypothetical initial payment of $1,000.

   The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

   Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

   30-DAY YIELD CALCULATIONS
   -------------------------
   The ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM GOVERNMENT BOND FUND and SHORT-TERM BOND FUND calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         YIELD = 2 [ ( a - b + 1) - 1 ]
                                      -------
                                         cd

               Where:   a   = dividends and interest earned during the period.

                        b   = expenses accrued for the period (net of
                              reimbursements).

                        c   = the average daily number of shares
                              outstanding during the period that were
                              entitled to receive dividends.

                        d   = maximum offering price per share on the last day
                              of the period.

   For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

   Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

   With respect to the TAX EXEMPT BOND FUND, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

   With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

   TAX-EQUIVALENT YIELD CALCULATIONS
   ---------------------------------
   With respect to the TAX EXEMPT BOND FUND, the "tax-equivalent yield" of this fund is computed by: (a) dividing that portion of the fund's yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and (b) adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

   The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 39.6%, the computation is:

 5% Tax-Free Yield - (1/.396 Tax Rate) = 5%/.604% = 8.2781% Tax Equivalent Yield

   In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 8.2781%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 8.2781%.

   7-DAY YIELD CALCULATIONS
   ------------------------
   The MONEY MARKET FUND'S standard yield quotations as they appear in reports and other material distributed by the fund or by Country Capital Management Company are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. The yield of this fund for a 7-day period (the "base period") will be computed by determining the net change in the value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

   Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

   The effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

    Effective Yield = [(base period return + 1) RAISED TO THE 365/7 POWER ]-1

   GROWTH FUND:
   This fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

   ASSET ALLOCATION FUND:
   This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended June 30, 1998 was 2.76%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

   TAX EXEMPT BOND FUND:
   This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended June 30, 1998 was 3.93%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information. The above yield results in a tax-equivalent yield of 6.51% for the thirty days ended June 30, 1998.

   MONEY MARKET FUND:
   The yield and effective yield of this fund will vary in response to fluctuations in interest rates and in the expenses of the fund. For the seven days ended June 30, 1998 the fund's annualized standard (cash) yield was 4.88% and its annualized effective (compound) yield was 5%. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

   SHORT-TERM GOVERNMENT BOND FUND:
   This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended June 30, 1998 was 5.46%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

   LONG-TERM BOND FUND:
   This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended June 30, 1998 was 5.43%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.


                              FINANCIAL STATEMENTS

   REPORTS TO SHAREHOLDERS
   -----------------------
   Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

   FINANCIAL STATEMENTS
   --------------------
   The audited financial statements and notes thereto for each fund contained in the Annual Report to Shareholders dated June 30, 1998, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by PricewaterhouseCoopers L.L.P. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of PricewaterhouseCoopers L.L.P., independent accountants, given on the authority of said firm as experts in auditing and accounting.

               APPENDIX "A" -- DESCRIPTIONS OF SECURITIES RATINGS
               --------------------------------------------------

   COMMERCIAL PAPER RATINGS
   ------------------------

        MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

          1.   Quality of management.
          2.   Industry strengths and risks.
          3.   Vulnerability to business cycles.
          4.   Competitive position.
          5.   Liquidity measurements.
          6.   Debt structures.
          7.   Operating trends and access to capital markets.

      Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

        STANDARD & POOR'S, A DIVISION OF MCGRAW-HILL COMPANIES, INC. ("S&P"):
   "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

          1.   Liquidity ratios are adequate to meet cash requirements.
          2.   Long-term senior debt is rated "A" or better.
          3. The issuer has access to at least two additional channels of borrowing.
          4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
          5. Typically, the issuer is in a strong position in a well-established industry or industries.
          6.   The reliability and quality of management is unquestioned.

      Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

   BOND RATINGS
   ------------

      S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

      The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.  Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

   The four highest bond ratings of S&P and their meanings are:

       "AAA"   Bonds rated "AAA" have the highest rating assigned by S&P to a
       -----   debt obligation. Capacity to pay interest and repay principal is extremely strong.

       "AA"    Bonds rated "AA" have a very strong capacity to pay interest and
       ----    repay principal and differ from the highest rated issues only in small degree.

       "A"     Bonds rated "A" have a strong capacity to pay interest and repay
       ---     principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

       "BBB"   Bonds rated "BBB" are regarded as having an adequate capacity to
       -----   pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    PROVISIONAL RATINGS The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

    Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

    MOODY'S.: The four highest ratings of Moody's and their meanings are:

        "AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        "AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

        "A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        "BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                           PART C - OTHER INFORMATION


Item 23.          Exhibits:
                  ---------

         (a) Articles of Incorporation. Articles of Incorporation dated April 14, 1981, as amended June 24, 1996, are incorporated herein by reference to Post-Effective Amendment No.19 to Registrant's Registration Statement filed electronically on August 14, 1996.

         (b) Bylaws. Bylaws of IAA Trust Taxable Fixed Income Series Fund, Inc., as amended November 23, 1992, are incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed electronically on October 28, 1996.

         (c) Instruments Defining Rights of Security Holders. Not applicable.

         (d)      Investment Advisory Contracts.

                           a. Investment Advisory Agreement for IAA Trust Money
                  Market Fund, Inc., effective September 29, 1992, is incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed electronically on October 28, 1996.

                           b. Investment Advisory Agreement, effective October
                  1, 1996 for IAA Trust Short-Term Government Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed electronically on October 28, 1996.

                           c. Investment Advisory Agreement, effective October
                  1, 1996 for IAA Trust Long-Term Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed electronically on October 28, 1996.

         (e)      Underwriting Contracts.

                           a. Underwriting Agreement effective August 1, 1995 is
                  incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 19 on August 14, 1996.

                           b. Amendment dated July 29, 1996 to Underwriting
                  Agreement is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 19 on August 14, 1996.

         (f)      Bonus or Profit Sharing Contracts.   None.

         (g)      Custodian Agreements.

                           a. Custodian Agreement, effective March 31, 1992 for
                  IAA Trust Money Market Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to Form N-1A filed electronically on October 28, 1996.

                           b. Custodian Agreement, effective October 1, 1996 for
                  IAA Trust Short-Term Government Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Form N-1A filed electronically on October 28, 1996.

                           c. Custodian Agreement, effective October 1, 1996 for
                  IAA Trust Long-Term Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Form N-1A filed electronically on October 28, 1996.

         (h)      Other Material Contracts.

                           a. Transfer Agent Services Agreement, effective
                  August 1, 1995 is incorporated by reference to Post-Effective Amendment No. 19 filed electronically on August 14, 1996.

                           ii.Amendment dated July 29, 1996 to Transfer Agent
                  Services Agreement, reflecting the name change and the creation of two new Series is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 19 on August 14, 1996.

                           b. Administration Agreement, effective August 1, 1995
                  is incorporated by reference to and was filed electronically with Post-Effective Amendment No. 19 on August 14, 1996.

                           ii.Amendment dated July 29, 1996 to Administration
                  Agreement, reflecting the name change and the creation of two new Series is incorporated herein by reference to and was filed electronically with Post-Effective Amendment Number 19 on August 14, 1996.

                           c. Accounting Services Agreement, effective August 1,
                  1995 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment Number 19 on August 14, 1996.

                           ii.Amendment dated July 29, 1996 to Accounting
                  Services Agreement, reflecting the name change and the creation of two new Series is incorporated herein by reference to and was filed electronically with Post-Effective Amendment Number 19 on August 14, 1996.

         (i) Legal Opinion. See Exhibit A to 24f-2 Notice filed August 1997, and incorporated herein by reference.

         (j)      Other Opinions. Consent of Independent Accountants -- FILED
                  HEREWITH.

         (k)      Omitted Financial Statements.  None

         (l)      Initial Capital Agreements.  Not Applicable.

         (m)      Rule 12b-1 Plan.

                           a. 12b-1 Plan Agreement with FPS Broker Services,
                  Inc., effective October 1, 1996 for IAA Trust Short-Term Government Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Form N-1A filed electronically on October 28, 1996.

                           b. 12b-1 Plan Agreement with FPS Broker Services,
                  Inc., effective October 1, 1996 for IAA Trust Long-Term Bond Series is incorporated by reference to Post-Effective Amendment No. 20 to Form N-1A filed electronically on October 28, 1996.

         (n)      Financial Data Schedules.  FILED HEREWITH.

         (o)      Rule 18f-3 Plan.  None

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------

                  IAA Control Chart as of June 30, 1998.

*ILLINOIS AGRICULTURAL ASSOCIATION

Illinois Agricultural Association and Affiliated Companies as of June 30, 1998

1.   Country Mutual Insurance Company
2.   Country Casualty Insurance Company
3.   Country Preferred Insurance Company
4.   CC Services, Inc.
5.   Mid-America Services of Alaska, Inc.
     Mid-America Services of Arizona, Inc.
     Mid-America Services of Arkansas, Inc.
     Mid-America Financial Corporation of Colorado, Inc.
     Mid-America Services of Kansas, Inc.
     M-A Services Corporation of Minnesota, Inc.
     Mid-America Services of Missouri, Inc.
     Mid-America Services of Nevada, Inc.
     Mid-America Services of New Mexico, Inc.
     Mid-America Brokerage, Inc. (Oklahoma)
     Mid-America Services of Oregon, Inc.
     Mid-America Services of Utah, Inc.
     Mid-America Services of Washington, Inc.
6.   Illinois Agricultural Holding Co.
7.   Illinois Agricultural Service Company
8.   Country Life Insurance Company
9.   Country Medical Plans Inc.
10.  Country Capital Management Company
11.  Country Investors Life Assurance Co.
12.  Middlesex Mutual Assurance Company
13.  Midfield Corporation
14.  AgriVisor Services, Inc.
15.  IAA Trust Company
16.  IAA Trust Asset Allocation Fund, Inc.
17.  IAA Trust Growth Fund, Inc.
18.  IAA Trust Taxable Fixed Income Series Fund, Inc.
19.  IAA Trust Tax Exempt Bond Fund, Inc.
20.  Prairie Farms Dairy, Inc.
21.  Muller-Pinehurst Dairy, Inc.
22.  East Side Jersey Dairy, Inc.
23.  Ice Cream Specialties, Inc.
24.  ABC Dairy, Inc.
25.  P.F.D. Supply Corporation
26.  Mo-Kan Express, Inc.
27.  GMS Transportation Co.
28.  Illinois Milk Producers Association
29.  Interstate Producers Livestock Association
30.  Illinois Livestock Marketing Company
31.  IAA Federal Credit Union
32.  Illinois Agricultural Auditing Association
33.  **GROWMARK, Inc.
34.  FS Credit Corporation
35.  MID-CO Commodities, Inc.
36.  TRI-FS, Inc.
37.  FS Farmco, Inc.
38.  Lakeland FS, Inc.
39.  Southwest FS, Inc.
40.  FS Services Ontario Ltd.
41.  Henry Foods, L.L.C.
42.  F.S. Structures of Iowa, L.L.C.
43.  American Quality Pork, L.L.C.
44.  Project Explorer Corporation
45.  Project Explorer Mark II Corp.
46.  Mark II Plan, L.L.C.
47.  Mark II Energy, L.L.C.
48.  Mark II Agronomy, L.L.C.
49.  1105433 Ontario Inc.
50.  UCO Petroleum, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by Country Mutual Insurance Company.
3. Organized in Missouri as a stock insurance company. 100% of voting securities owned by Country Mutual Insurance Company.
4. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned buy Country Mutual Insurance Company; 11.43% of voting securities owned by Country Life Insurance Company.
5. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned buy CC Services, Inc.
6. Organized in Illinois under the General Corporation Act. 98.3% of voting securities owned by Illinois Agricultural Association.
7. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
8. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
9. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
10. Organized in Illinois as a business corporation. 100% of voting securities owned by Country Life Insurance Company.
11. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
12. Organized in Connecticut as a mutual insurance company. Country Mutual Insurance Company officers constitute the majority of the Board of Directors, and hold key executive positions.
13. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
14. Organized in Illinois under the General Corporation Act. 100% of voting securities owned by Illinois Agricultural Holding Co.
15. Organized in Illinois as a business corporation. 95% of voting securities owned by Illinois Agricultural Holding Co. and 5% owned by Country Mutual Insurance Company.
16. Organized in Maryland as a mutual fund under the General Corporation Law. 7.84% of voting securities owned by Country Life Insurance Company. 78.47% of the securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.
17. Organized in Maryland as a mutual fund under the General Corporation Law. 5.90% of voting securities owned by Country Life Insurance Company.
     54.80% of the voting securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.
18. Organized in Maryland as a mutual fund under the General Corporal Law. 92.42% of the voting securities owned of record by IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.
19. Organized in Maryland as a mutual fund under the General Corporation Law. 11.78% of the voting securities owned of record by the IAA Trust Company. Investment Advisory Agreement with IAA Trust Company.
20. Organized in Illinois as an agricultural cooperative. 40.2% of voting securities owned by Illinois Agricultural Association.
21. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
22. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
23. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
24. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
25. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
26. Organized in Kansas as a business corporation. 50% of voting securities owned by P.D.F. Supply Corporation.
27. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
28. Organized in Illinois as an agricultural cooperative. 44.4% of voting securities owned by Illinois Agricultural Association.
29. Organized in Illinois as an agricultural cooperative. 40.4% of voting securities owned by Illinois Agricultural Association.
30. Organized in Illinois as a business corporation. 100% of voting securities owned by Interstate Producers Livestock Association.
31. Organized as a Federal Credit Union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
32. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
33. Organized in Delaware under the General Corporation Act. 23.3% of voting securities owned by Illinois Agricultural Association.
34. Organized in Illinois as an agricultural cooperative. 99.7% of voting securities owned by GROWMARK, Inc.
35. Organized in Delaware under the General Corporation Act. 95.2% of voting securities owned by GROWMARK, Inc.
36. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
37. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
38. Organized in Illinois as an agricultural cooperative. 47.44% of voting securities owned by FS Farmco, Inc.
39. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
40. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
39. Organized under the Illinois and Iowa Limited Liability Company Act. 90% of voting securities owned by GROWMARK, Inc.
40. Organized under the Illinois and Iowa Limited Liability Company Act. 90% of voting securities owned by GROWMARK, Inc.
41. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
42. Organized in Illinois under the Limited Liability Company Act. 51% of voting securities owned by GROWMARK, Inc.
43. Organized in Illinois under the Limited Liability Company Act. 60% of voting securities owned by GROWMARK, Inc.
44. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.
45. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.
46. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
47. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
48. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
49. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
50. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

--------------------------------------------------------------------------------
*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

**GROWMARK, Inc. owns more than 25% of the outstanding voting securities in approximately 70 of its Illinois and Iowa member companies.


Item 25.          Indemnification.
                  ----------------

                  See Item 1.14 to Form N-1R filed for the fiscal year ended June 30, 1977, and incorporated herein by reference. The Registrant also purchases Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.          Business and Other Connections of Investment Adviser.
                  -----------------------------------------------------

                  As of September 29, 1992, IAA Trust Company became the Registrant's Investment Adviser. The Trust Company serves as Investment Adviser to IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., and IAA Trust Taxable Fixed Income Series Fund, Inc. The Trust Company also provides investment services to the Country Companies Insurance Group and exercises fiduciary powers as permitted by its charter and the State of Illinois.

                  Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:


                                                              Substantial Business Activities
                        Name and Position                     During Past Two Fiscal Years
                        -----------------                     ----------------------------
                  Ronald R. Warfield,                         See information on "Directors and Officers of
                  Director and President                      the Funds" - Part B.

                  Rollie D. Moore,                            See information on "Directors and Officers of
                  Director and Vice President                 the Funds" - Part B.

                  Charles William Williams,                   Director: AgriVisor Services, Inc., Illinois
                  Director                                    Agricultural Association, Illinois Agricultural
                                                              Holding Co., IAA Trust Company, CC Services, Inc.,
                                                              Country Medical Plans, Inc., Country Casualty
                                                              Insurance Company, Country Investors Life Assurance
                                                              Company, Country Life Insurance Company, Country
                                                              Mutual Insurance Company, Country Preferred
                                                              Insurance Company. Farmer.


DAVID BRODIE GARDNER        12/8/97-PRESENT -- DIRECTOR OF:
Director
                            CC Services, Inc., Country Casualty Insurance
                            Company, Country Investors Life Assurance Company,
                            Country Life Insurance Company, Country Medical
                            Plans, Inc., Country Mutual Insurance Company,
                            Country Preferred Insurance Company, Illinois
                            Agricultural Association, Illinois Agricultural
                            Holding Co.

                            12/17/97-PRESENT - DIRECTOR OF: Illinois Milk
                            Producers' Association

                            12/17/97-PRESENT - MEMBER OF BOARD STANDING
                            COMMITTEE FOR: IAA National Affairs & Marketing

                            1/1/98-PRESENT -- DIRECTOR OF: IAA Trust Company

                            1970-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR:


ROBERT LOWELL PHELPS
Director                    *2/97-PRESENT -- DIRECTOR OF: GROWMARK,
                            Inc.

                            *5/22/96-PRESENT - DIRECTOR OF:
                            Country Medical Plans, Inc.

                            2/21/96-PRESENT -- DIRECTOR OF:
                            IAA Trust Company

                            *1992-PRESENT -- DIRECTOR OF:
                                CC Services, Inc.
                                Country Casualty Insurance Company
                                Country Investors Life Assurance Company
                                Country Life Insurance Company
                                Country Mutual Insurance
                                Company Country Preferred Insurance Company
                                Illinois Agricultural Association
                                Illinois Agricultural Holding Co.


                            1982-PRESENT -- SELF-EMPLOYED OWNER-
                            OPERATOR PRODUCTION AGRICULTURE:
                            *1/17/96-12/97 -- DIRECTOR OF:
                            *12/92-12/94 -- DIRECTOR OF:
                                   AgriVisor Services, Inc.
                            *12/18/96-12/97 -- MEMBER OF FINANCE COMMITTEE FOR:
                                   CC Services, Inc.

                            *12/18/96-12/97 -- MEMBER OF INVESTMENT COMMITTEE
                            FOR:
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Medical Plans, Inc.
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company

                            *NOTE: The above listed companies are all affiliated and reside at the following address:
                              1701 Towanda Avenue
                              Bloomington, IL 61701


RICHARD ALLAN BACHMAN
Director
                            1/1/98-PRESENT -- DIRECTOR OF: IAA Trust Company
                            5/22/96-PRESENT -- DIRECTOR OF:
                              Country Medical Plans, Inc.
                              1701 Towanda Avenue
                              Bloomington, IL 61701

                            12/95-PRESENT -- DIRECTOR OF:
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.
                            ALL ADDRESSES:     1701 Towanda Avenue
                                               Bloomington, IL  61701

                            1992-PRESENT -- EUREKA COMMUNITY HOSPITAL ADVISORY
                            COUNCIL

                            1975-PRESENT -- WOODFORD COUNTY FARM BUREAU BOARD
                            MEMBER
                             1969-PRESENT:    Delivery Driver
                                              Roanoke Milling Co.
                                              Roanoke, IL 61561
                             1959-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR:


STANLEY RAY BLUNIER
Director

                            1/21/98-PRESENT -- DIRECTOR OF:
                                   AgriVisor Services, Inc.


                             1/1/98-PRESENT -- DIRECTOR OF:
                                   IAA Trust Company
                             5/22/96-PRESENT -- DIRECTOR OF:
                            Country Medical Plans, Inc.
                            1992-PRESENT -- DIRECTOR OF:
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors
                            Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            ALL ADDRESSES:      1701 Towanda Avenue
                                                Bloomington, IL  61701

                             1992-PRESENT -- DIRECTOR OF:
                                    Illinois Corn Growers Association
                                    2415 E. Washington St.
                                    P.O. Box 1623
                                    Bloomington, IL  61702-1623

                             1974-PRESENT -- SELF-EMPLOYED FARM OWNER-
                             OPERATOR:

DAVID ARTHUR DOWNS
Director
                             1/1/98-PRESENT -- DIRECTOR OF:
                                    IAA Trust Company

                             12/96-PRESENT -- DIRECTOR OF:
                             CC Services, Inc.
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Medical Plans, Inc.
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company
                             Illinois Agricultural Association
                             Illinois Agricultural Holding Co.

                             1/98-PRESENT -- SELF-EMPLOYED FARM OWNER-
                             OPERATOR:


PAUL G. FIEDLER
Director
                             12/18/96-PRESENT -- DIRECTOR OF:
                                IAA Trust Company

                             1/22/97-PRESENT -- DIRECTOR OF:
                             2/88-12/15/93 -- DIRECTOR OF:
                             AgriVisor Services, Inc.
                              1701 Towanda Avenue
                              Bloomington, IL 61701

                             12/18/96-PRESENT -- MEMBER OF FINANCE COMMITTEE
                             FOR:
                             *5/22/96-PRESENT -- DIRECTOR & MEMBER OF AUDIT
                             COMMITTEE FOR:
                             Country Medical Plans, Inc.
                             *1987-PRESENT -- DIRECTOR OF:
                             CC Services, Inc.
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company
                             Illinois Agricultural Association
                             Illinois Agricultural Holding Co.
                             *12/18/96-PRESENT -- MEMBER OF AUDIT & FINANCE
                             COMMITTEES FOR:
                             CC Services, Inc.
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company

                             *12/18/96-PRESENT -- MEMBER OF INVESTMENT COMMITTEE
                             FOR:
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Medical Plans, Inc.
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company

                                       *NOTE: The above listed companies are all
                             affiliated and reside at the following address:
                                        1701 Towanda Avenue
                                        Bloomington, IL  61701


                             12/18/96-PRESENT -- DIRECTOR OF:
                             Country Capital Management Company

                              1701 Towanda Avenue
                              Bloomington, IL 61701

                             9/59-PRESENT -- U.S. POSTAL SERVICE

                             1955-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR:

RALPH W. FREEBAIRN
Director
                             1/1/98-PRESENT -- DIRECTOR OF:
                                   IAA Trust Company

                             5/22/96-PRESENT -- DIRECTOR OF:
                             Country Medical Plans, Inc.

                             12/94-PRESENT -- DIRECTOR OF:
                             CC Services, Inc.
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Medical Plans, Inc.
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company
                             Illinois Agricultural Association
                             Illinois Agricultural Holding Co.

                             ALL ADDRESSES:      1701 Towanda Avenue
                                 Bloomington, IL  61701


                              1965-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR:

ANDREW LEO GOLEMAN
Director
                              1/1/98-PRESENT -- DIRECTOR OF:
                                    IAA Trust Company

                              12/96-PRESENT -- DIRECTOR OF:
                              CC Services, Inc.
                              Country Casualty Insurance Company
                              Country Investors Life Assurance Company
                              Country Life Insurance Company
                              Country Medical Plans, Inc.
                              Country Mutual Insurance Company
                              Country Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              ALL ADDRESSES:      1701 Towanda Avenue

                              Bloomington, IL  61701

                              1989-PRESENT -- SELF-EMPLOYED FARM OWNER-
                              OPERATOR:


ROGER DALTON KIDDOO
Director                      1/1/98-PRESENT -- DIRECTOR OF:
                              12/17/92-2/21/96 -- DIRECTOR OF:
                                    IAA Trust Company

                              1/20/93-PRESENT - DIRECTOR OF:
                                    IAA Communications Company

                              1992-PRESENT - DIRECTOR OF:
                                    Illinois Agricultural Auditing Association
                              1990-PRESENT -- DIRECTOR OF:
                              CC Services, Inc.
                              Country Casualty Insurance Company
                              Country Investors Life Assurance Company
                              Country Life Insurance Company
                              Country Mutual Insurance Company
                              Country Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              NOTE:   The above listed companies are
                              all affiliated and reside at the following
                              address:
                              1701 Towanda Avenue,
                              Bloomington, IL 61701

                              1986-PRESENT - DIRECTOR OF: Joy State Bank,
                              Joy, IL 61260

                              1984-PRESENT - DIRECTOR Mercer County
                              Farm Bureau Aledo, IL  61231

                              1956-PRESENT - SELF-EMPLOYED FARM OWNER-
                              OPERATOR:


GLENN R. MEYER
Director
                              1/1/98-PRESENT -- DIRECTOR OF:
                                IAA Trust Company

                              5/22/96-PRESENT -- DIRECTOR OF:
                              Country Medical Plans, Inc.



                           1992-PRESENT -- DIRECTOR OF:
                           CC Services, Inc.
                           Country Casualty Insurance Company
                           Country Investors Life Assurance Company
                           Country Life Insurance Company
                           Country Mutual Insurance Company
                           Country Preferred Insurance Company
                           Illinois Agricultural Association
                           Illinois Agricultural Holding Co.

                           ALL ADDRESSES:      1701 Towanda Avenue
                                      Bloomington, IL  61701

                           1954-PRESENT -- SELF-EMPLOYED FARM OWNER-
                           OPERATOR:

JAMES PAUL SCHILLINGER
Director

                           1/1/98-PRESENT -- DIRECTOR OF:
                           IAA Trust Company

                           5/22/96-PRESENT -- DIRECTOR OF:
                           Country Medical Plans, Inc.

                           1991-PRESENT -- DIRECTOR OF:
                           CC Services, Inc.
                           Country Casualty Insurance Company
                           Country Investors Life Assurance Company
                           Country Life Insurance Company
                           Country Mutual Insurance Company
                           Country Preferred Insurance Company
                           Illinois Agricultural Association
                           Illinois Agricultural Holding Co.

                           ALL ADDRESSES:      1701 Towanda Avenue
                                     Bloomington, Illinois  61701

                           1965-PRESENT - SELF-EMPLOYED FARM OWNER-
                           OPERATOR:

WENDELL L. SHAUMAN
Director

                           1/1/98-PRESENT -- DIRECTOR OF:
                              IAA Trust Company

                           5/22/96-PRESENT -- DIRECTOR OF:
                           Country Medical Plans, Inc.

                           1992-PRESENT -- DIRECTOR OF:


                           CC Services, Inc.
                           Country Casualty Insurance Company
                           Country Investors Life Assurance Company
                           Country Life Insurance Company
                           Country Mutual Insurance Company
                           Country Preferred Insurance Company
                           Illinois Agricultural Association
                           Illinois Agricultural Holding Co.

                           ALL ADDRESSES:      1701 Towanda Avenue
                                   Bloomington, IL  61701

                           1975-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR:

PAUL EDWARD SHUMAN
Director

                             1/1/98-PRESENT -- DIRECTOR OF:
                             IAA Trust Company

                             5/22/96-PRESENT -- DIRECTOR OF:
                             Country Medical Plans, Inc.

                             12/95- PRESENT -- DIRECTOR OF:
                             CC Services, Inc.
                             Country Casualty Insurance Company
                             Country Investors Life Assurance Company
                             Country Life Insurance Company
                             Country Mutual Insurance Company
                             Country Preferred Insurance Company
                             Illinois Agricultural Association
                             Illinois Agricultural Holding Co.

                             ALL ADDRESSES:   1701 Towanda Avenue
                                              Bloomington, IL  61701

                             1960-PRESENT -- SELF-EMPLOYED FARM OWNER-
                             OPERATOR:

RANDALL LEE SIMS
DIRECTOR                   DIRECTOR SINCE

                           AgriVisor Services, Inc.                    12/15/93
                           CC Services, Inc.                           12/15/93
                           Country Casualty Insurance Company          12/15/93
                           Country Investors Life Assurance Company    12/15/93
                           Country Life Insurance Company              12/15/93



                           Country Medical Plans, Inc.                   5/22/96
                           Country Mutual Insurance Company             12/15/93
                           Country Preferred Insurance Company          12/15/93
                           Illinois Agricultural Association             12/1/93
                           Illinois Agricultural Holding Co.            12/15/93

                                    NOTE: The above listed companies are all affiliated and reside at the following address: 1701 Towanda Avenue, Bloomington,
                                    IL 61701

                                    1/1/98-PRESENT -- DIRECTOR OF:
                                       IAA Trust Company

                                    1994-PRESENT - PRESIDENT OF:
                                       Sims Enterprises, Inc.
                                       RR 3, Box 93
                                       Liberty, IL  62347

                                    1969-1994 -- SELF-EMPLOYER FARMER - PARTNER
                                    IN SIMS FARMS AT:

                                    Trustee Sunset Home - Resigned 12/93
                                    Trustee Burton Township, Adams County, IL

DONALD EDWIN STEPHEN
Director

                                    1/1/98-PRESENT -- DIRECTOR OF:
                                    IAA Trust Company

                                    5/22/96-PRESENT -- DIRECTOR OF:
                                    Country Medical Plans, Inc.

                                    1/24/95-PRESENT -- DIRECTOR OF:
                                    IAA Communications Company
                                    1981-PRESENT -- DIRECTOR OF:
                                    CC Services, Inc.
                                    Country Casualty Insurance Company
                                    Country Investors Life Assurance Company
                                    Country Life Insurance Company
                                    Country Mutual Insurance Company
                                    Country Preferred Insurance Company
                                    Illinois Agricultural Association
                                    Illinois Agricultural Holding Co.

                                    ALL ADDRESSES:     1701 Towanda Avenue
                                               Bloomington, IL  61701


                                    1971-PRESENT -- SELF-EMPLOYED FARM OWNER-
                                    OPERATOR:       3733 East Snake Trail Road
                                                    Martinsville, IL,  62442

                                    2/24/95-1/17/96 -- DIRECTOR OF:
                                    12/18/91-12/15/93 -- DIRECTOR OF:

                                    AgriVisor Services, Inc.

ROBERT EARL THURSTON
Director

                                    1/1/98-PRESENT -- DIRECTOR OF:
                                    IAA Trust Company

                                    5/22/96-PRESENT -- DIRECTOR OF:
                                    Country Medical Plans, Inc.

                                    1992-PRESENT -- DIRECTOR OF:
                                    CC Services, Inc.
                                    Country Casualty Insurance Company
                                    Country Investors Life Assurance Company
                                    Country Life Insurance Company
                                    Country Mutual Insurance Company
                                    Country Preferred Insurance Company
                                    Illinois Agricultural Association
                                    Illinois Agricultural Holding Co.

                                    ALL ADDRESSES:     1701 Towanda Avenue
                                    Bloomington, IL  61701

                                    1970-PRESENT -- SELF-EMPLOYED FARM
                                    OWNER-OPERATOR:

KENNETH GORDON MCMILLAN

Director and Secretary              AUGUST 1, 1994-PRESENT -- ASSISTANT TO
                                    THE PRESIDENT AND EXECUTIVE DIRECTOR OF
                                    INFORMATION:Illinois Agricultural
                                    Association

                                    AUGUST 1, 1994-PRESENT -- SECRETARY OF:
                                    CC Services, Inc.
                                    Country Casualty Insurance Company
                                    Country Investors Life Assurance Company
                                    Country Life Insurance Company
                                    Country Mutual Insurance Company
                                    Country Preferred Insurance Company
                                    Illinois Agricultural Association
                                    Illinois Agricultural Holding Co.

                                    AUGUST 5, 1994-PRESENT -- SECRETARY AND
                                    DIRECTOR OF:

                                    Illinois Agricultural Service Company

                                    AUGUST 17, 1994-PRESENT -- SECRETARY OF:
                                    AgriVisor Services, Inc.
                                    IAA Communications Company (Merged into
                                    Illinois Agricultural Service Company
                                    4/1/96)

                                    ALL ADDRESSES:     1701 Towanda Avenue
                                                           Bloomington, IL

                                    JANUARY 1, 1998-PRESENT -- SECRETARY OF:
                                    IAA Trust Company

Bruce D. Finks,                     See information on "Directors and Officers
Vice President                      the Funds" - Part B.
Investments

Richard M. Miller,                  See information on "Directors and Officers
Senior Vice President--Trusts       of the Funds" - Part B.
and Senior Trust Officer

Richard F. Day,                     See information on "Directors and Officers
Vice President and Controller       of the Funds" - Part B.

David Tipsword,                     Vice President--Pension Trusts, Trust
Vice President--Pension             Officer: IAA Trust Company.

                  Trusts and Trust Officer

                  Connie Denison                              Vice President--Management Information Systems
                  Vice President--Management                  and Assistant Trust Officer: IAA Trust Company.
                  Information Systems and
                  Assistant Trust Officer

                  Bernard Dornedon                            Vice President--Equity Investments: IAA Trust
                  Vice President--                            Company.
                  Equity Investments

                  Paul M. Harmon,                             See information on "Directors and Officers of
                  General Counsel                             the Funds" - Part B.

                  Robert W. Weldon,                           See information on "Directors and Officers of
                  Treasurer                                   the Funds" - Part B.

Item 27.          Principal Underwriters
                  ----------------------

              (a) As of August 1, 1998, in addition to acting as the
                  Registrant's distributor, FPS Broker Services, Inc. also served as distributor of the shares of IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., and IAA Trust Asset Allocation Fund, Inc. FPS Broker Services, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                  The Bjurman Funds
                  Focus Trust, Inc.
                  The Govett Funds, Inc.
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  Polynous Trust
                  Smith Breeden Series Fund
                  Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                  The Stratton Funds, Inc.
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend Shares, Inc.
                  Trainer Wortham First Mutual Funds

              (b) The table below sets forth certain information as to the
                  Underwriter's Directors, Officers and Control Persons:

         Name and Principal                      Position and Offices                   Position and Offices
         Business Address                        with Underwriter                       with Registrant
         ----------------                        ----------------                       ---------------

         Kenneth J. Kempf                        Director, and                               None
         3200 Horizon Drive                      President
         King of Prussia, PA 19406-0903

         Lynne M. Cannon                         Vice President and                          None
         3200 Horizon Drive                      Principal

         King of Prussia, PA 19406-0903

         Rocco J. Cavalieri                      Director and                                None
         3200 Horizon Drive                      Vice President
         King of Prussia, PA 19406-0903

         Gerald J. Holland                       Director,                                   None
         3200 Horizon Drive                      Senior Vice President and
         King of Prussia, PA 19406-0903          Principal

         Sandra L. Adams                         Assistant Vice                              None
         3200 Horizon Drive                      President and
         King of Prussia, PA 19406-0903          Principal

         Carolyn F. Mead, Esq.                   Secretary                                   None
         3200 Horizon Drive
         King of Prussia, PA 19406-0903

         John H. Leven                           Treasurer                                   None
         3200 Horizon Drive
         King of Prussia, PA 19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FinDaSub, Inc., the parent of the Underwriter.

              (c) Not Applicable.

Item 28.          Location of Accounts and Records.
                  ---------------------------------

                  The following accounts, books and other documents of Registrant required to be maintained by Section 31(a) of the 1940 Act and the Rule(17 CFR 270.31a-1 to 31a-3) promulgated thereunder are maintained by Barbara H. Tolle, Senior Vice President Accounting Services, 3200 Horizon Drive, P.O.
                  Box 61503, King of Prussia, PA 19406-0903.

                  1. Journals, general ledger and supporting ledger.

                  2. Record of the proof of money balance in all ledger accounts in form of trial balances.

                  3. Separate ledger accounts showing each shareholder of record and the number of shares of capital stock held.

                  IAA Trust Company maintains record of all portfolio purchases and sales with supporting authorization and records at 808 IAA Drive, Bloomington, Illinois 61702.

                  The Certificate of Incorporation of Registrant is maintained in safekeeping by Robert W. Weldon, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

                  The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 29.          Management Services.  Not Applicable.
                  --------------------

Item 30.          Undertakings.
                  -------------

              (a) If the information called for by Item 5A of Form N-1A
                  is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

              (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                            EXHIBIT INDEX TO PART "C"
                                       OF
                            POST-EFFECTIVE AMENDMENT



         Item No.                   Description
         --------                   -----------


         99(j)                      Consent of Independent Accountants

         99(n)                      Financial Data Schedules

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to its registration Statement under the Securities Act of 1933 and Amendment No. 24 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Bloomington and the State of Illinois on this 27th day of July, 1998.

                                         IAA TRUST TAXABLE FIXED INCOME SERIES
                                             FUND, INC.
                                                      (Registrant)

                                         By:   /s/ Ronald R. Warfield
                                               ---------------------------------
                                                   Ronald R. Warfield, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              SIGNATURE                                     TITLE                              DATE

  /s/ Ronald R. Warfield                           President and Director                  July 27, 1998
----------------------------------              (Principal Executive Officer)
Ronald R. Warfield

  /s/ Robert W. Weldon                                    Treasurer                        July 27, 1998
----------------------------------                 (Principal Financial and
Robert W. Weldon                                     Accounting Officer)

  /s/ Herbert G. Allen                                    Director                         July 27, 1998
-----------------------------------
Herbert G. Allen

  /s/ Charlot R. Cole                                     Director                         July 27, 1998
-----------------------------------
Charlot R. Cole

                                                          Director                         July 27, 1998
----------------------------------
Nancy J. Erickson

  /s/ William E. Klein. Sr.                               Director                         July 27, 1998
----------------------------------
William E. Klein, Sr.

  /s/ Ailene Miller                                       Director                         July 27, 1998
----------------------------------
Ailene Miller

  /s/ Rollie D. Moore                                     Director                         July 27, 1998
----------------------------------
Rollie D. Moore